UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2008

Item 1. Reports to Stockholders

Fidelity®
Strategic Dividend & Income®
Fund

Semiannual Report

May 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investing momentum appeared to shift back in favor of equities as we approached the mid-point of 2008, offsetting some - but not all - of the market's earlier weakness. However, the outlook for the remainder of the year was far from certain. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2007 to May 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Expenses Paid During Period* December 1, 2007 to May 31, 2008
Class A
Actual	$ 1,000.00	$ 981.80	$ 5.45
HypotheticalA	$ 1,000.00	$ 1,019.50	$ 5.55
Class T
Actual	$ 1,000.00	$ 981.20	$ 6.64
HypotheticalA	$ 1,000.00	$ 1,018.30	$ 6.76
Class B
Actual	$ 1,000.00	$ 978.40	$ 9.45
HypotheticalA	$ 1,000.00	$ 1,015.45	$ 9.62
Class C
Actual	$ 1,000.00	$ 978.60	$ 9.20
HypotheticalA	$ 1,000.00	$ 1,015.70	$ 9.37
Strategic Dividend and Income
Actual	$ 1,000.00	$ 984.10	$ 3.97
HypotheticalA	$ 1,000.00	$ 1,021.00	$ 4.04
Institutional Class
Actual	$ 1,000.00	$ 984.00	$ 4.07
HypotheticalA	$ 1,000.00	$ 1,020.90	$ 4.14

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.10%
Class T	1.34%
Class B	1.91%
Class C	1.86%
Strategic Dividend and Income	.80%
Institutional Class	.82%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Investments as of May 31, 2008
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	2.2	1.6
Chesapeake Energy Corp. 2.5% 5/15/37	2.0	1.6
JPMorgan Chase & Co.	1.4	1.2
Chevron Corp.	1.3	0.0
AT&T, Inc.	1.2	1.5
General Growth Properties, Inc.	1.1	0.8
Simon Property Group, Inc.	1.1	1.1
Citigroup, Inc.	1.0	1.1
Public Storage	1.0	0.7
Bank of America Corp.	1.0	1.1
	13.3
Top Five Market Sectors as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	40.2	34.3
Energy	12.8	12.2
Information Technology	11.8	12.8
Utilities	7.2	7.6
Industrials	6.5	9.7
Asset Allocation (% of fund's net assets)
As of May 31, 2008 *		As of November 30, 2007 **
	Common Stocks and Investment Companies 65.0%		Common Stocks and Investment Companies 65.9%
	Preferred Stocks 19.3%		Preferred Stocks 15.7%
	Convertible Bonds 13.3%		Convertible Bonds 15.1%
	Other Investments 1.5%		Other Investments 1.6%
	Short-Term Investments and Net Other Assets 0.9%		Short-Term Investments and Net Other Assets 1.7%
* Foreign investments	7.0%	** Foreign investments	8.8%

Semiannual Report

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 14.4%
	Principal Amount	Value
Convertible Bonds - 13.3%
CONSUMER DISCRETIONARY - 0.5%
Diversified Consumer Services - 0.4%
Stewart Enterprises, Inc.:
3.375% 7/15/16 (f)	$ 2,250,000	$ 2,013,075
3.375% 7/15/16	3,600,000	3,220,920
		5,233,995
Media - 0.1%
Regal Entertainment Group 6.25% 3/15/11 (f)	1,000,000	992,100
Specialty Retail - 0.0%
United Auto Group, Inc. 3.5% 4/1/26	750,000	818,970
TOTAL CONSUMER DISCRETIONARY		7,045,065
CONSUMER STAPLES - 0.8%
Beverages - 0.2%
Molson Coors Brewing Co. 2.5% 7/30/13	1,600,000	2,050,720
Food & Staples Retailing - 0.6%
Nash-Finch Co. 1.6314% 3/15/35 (d)	7,070,000	3,300,417
Rite Aid Corp. 8.5% 5/15/15	900,000	985,050
The Great Atlantic & Pacific Tea Co. 5.125% 6/15/11	1,870,000	1,853,766
The Pantry, Inc. 3% 11/15/12	3,060,000	2,167,673
		8,306,906
TOTAL CONSUMER STAPLES		10,357,626
ENERGY - 3.4%
Energy Equipment & Services - 0.9%
Halliburton Co. 3.125% 7/15/23	2,170,000	5,633,863
SESI LLC 1.5% 12/15/26 (d)(f)	1,640,000	2,154,468
Transocean, Inc. Series B, 1.5% 12/15/37	3,590,000	4,029,775
		11,818,106
Oil, Gas & Consumable Fuels - 2.5%
Alpha Natural Resources, Inc. 2.375% 4/15/15	1,830,000	3,061,825
Chesapeake Energy Corp. 2.5% 5/15/37	17,310,000	25,651,689
Peabody Energy Corp. 4.75% 12/15/66	2,550,000	3,705,782
		32,419,296
TOTAL ENERGY		44,237,402
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
FINANCIALS - 1.6%
Diversified Financial Services - 0.1%
The NASDAQ Stock Market, Inc. 2.5% 8/15/13 (f)	$ 1,990,000	$ 1,947,301
Real Estate Investment Trusts - 1.5%
Health Care REIT, Inc. 4.75% 12/1/26	3,380,000	3,798,782
ProLogis Trust 2.25% 4/1/37 (f)	1,500,000	1,480,800
SL Green Realty Corp. 3% 3/30/27 (f)	1,330,000	1,134,172
Ventas, Inc. 3.875% 11/15/11 (f)	10,820,000	12,705,137
		19,118,891
TOTAL FINANCIALS		21,066,192
HEALTH CARE - 2.2%
Biotechnology - 0.1%
Amgen, Inc. 0.375% 2/1/13	1,190,000	1,024,888
Health Care Equipment & Supplies - 0.8%
Beckman Coulter, Inc.:
2.5% 12/15/36 (f)	2,000,000	2,230,378
2.5% 12/15/36	350,000	390,316
Inverness Medical Innovations, Inc.:
3% 5/15/16 (f)	4,000,000	4,184,000
3% 5/15/16	1,700,000	1,778,200
Kinetic Concepts, Inc. 3.25% 4/15/15 (f)	1,290,000	1,380,300
Medtronic, Inc. 1.625% 4/15/13	820,000	866,535
		10,829,729
Health Care Providers & Services - 0.8%
LifePoint Hospitals, Inc. 3.5% 5/15/14	11,630,000	10,626,197
Life Sciences Tools & Services - 0.4%
Fisher Scientific International, Inc. 2.5% 10/1/23	1,990,000	5,016,835
Pharmaceuticals - 0.1%
Alpharma, Inc. 2.125% 3/15/27	1,950,000	1,977,499
TOTAL HEALTH CARE		29,475,148
INDUSTRIALS - 1.3%
Aerospace & Defense - 0.4%
AAR Corp.:
1.75% 2/1/26 (f)	1,000,000	911,680
2.25% 3/1/16 (f)	150,000	120,228
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INDUSTRIALS - continued
Aerospace & Defense - continued
Alliant Techsystems, Inc. 3% 8/15/24	$ 1,080,000	$ 1,641,734
Lockheed Martin Corp. 2.4256% 8/15/33 (g)	1,600,000	2,417,952
		5,091,594
Construction & Engineering - 0.1%
Fluor Corp. 1.5% 2/15/24	550,000	1,836,216
Marine - 0.8%
Excel Maritime Carriers Ltd. 1.875% 10/15/27 (f)	11,540,000	10,493,322
TOTAL INDUSTRIALS		17,421,132
INFORMATION TECHNOLOGY - 3.5%
Communications Equipment - 0.6%
Finisar Corp. 2.5% 10/15/10	4,660,000	3,675,575
L-3 Communications Corp. 3% 8/1/35	3,700,000	4,546,375
		8,221,950
Computers & Peripherals - 0.1%
EMC Corp.:
1.75% 12/1/13 (f)	620,000	792,695
1.75% 12/1/13	930,000	1,189,042
		1,981,737
Electronic Equipment & Instruments - 0.8%
Flextronics International Ltd. 1% 8/1/10	3,090,000	2,997,609
Itron, Inc. 2.5% 8/1/26	1,880,000	3,113,468
L-1 Identity Solutions, Inc. 3.75% 5/15/27	4,450,000	3,958,831
		10,069,908
IT Services - 0.9%
CACI International, Inc.:
2.125% 5/1/14 (f)	2,500,000	2,766,234
2.125% 5/1/14	7,650,000	8,464,677
		11,230,911
Semiconductors & Semiconductor Equipment - 1.1%
Advanced Micro Devices, Inc. 5.75% 8/15/12	7,370,000	5,730,175
Intel Corp. 2.95% 12/15/35	1,820,000	1,846,991
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ON Semiconductor Corp.:
1.875% 12/15/25 (f)	$ 1,250,000	$ 1,939,000
2.625% 12/15/26	4,100,000	4,745,340
		14,261,506
TOTAL INFORMATION TECHNOLOGY		45,766,012
TOTAL CONVERTIBLE BONDS		175,368,577
Nonconvertible Bonds - 1.1%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 9.25% 4/1/15	535,000	492,200
FINANCIALS - 0.9%
Capital Markets - 0.4%
Goldman Sachs Group, Inc. 5.793%	2,000,000	1,500,000
JPMorgan Chase Capital XXII 6.45% 2/2/37	3,000,000	2,569,635
Lehman Brothers Holdings, Inc.:
3.4794% (g)	1,000,000	711,530
5.857% (g)	1,000,000	715,000
		5,496,165
Commercial Banks - 0.2%
Capital One Capital IV 6.745% 2/17/37 (g)	2,000,000	1,534,080
Wells Fargo Capital X 5.95% 12/15/36	1,000,000	905,485
		2,439,565
Diversified Financial Services - 0.3%
Citigroup, Inc. 8.4% (g)	1,500,000	1,486,935
JPMorgan Chase & Co. 7.9% (g)	2,000,000	1,991,140
		3,478,075
TOTAL FINANCIALS		11,413,805
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
UTILITIES - 0.2%
Multi-Utilities - 0.2%
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	$ 3,000,000	$ 2,608,740
TOTAL NONCONVERTIBLE BONDS		14,514,745
TOTAL CORPORATE BONDS (Cost $171,177,456)		189,883,322
Common Stocks - 64.9%
	Shares
CONSUMER DISCRETIONARY - 5.5%
Automobiles - 0.2%
Fiat SpA	56,300	1,254,668
Renault SA	6,400	657,128
Winnebago Industries, Inc.	87,900	1,311,468
		3,223,264
Diversified Consumer Services - 0.5%
H&R Block, Inc.	51,800	1,209,012
Hillenbrand, Inc.	41,100	910,365
Service Corp. International	333,500	3,568,450
Stewart Enterprises, Inc. Class A	165,800	1,144,020
		6,831,847
Hotels, Restaurants & Leisure - 1.0%
Centerplate, Inc. unit	268,800	1,370,880
Gaylord Entertainment Co. (a)	71,300	2,025,633
IHOP Corp.	44,210	2,073,007
McDonald's Corp.	73,549	4,362,927
Starwood Hotels & Resorts Worldwide, Inc.	76,000	3,678,400
		13,510,847
Household Durables - 1.4%
Beazer Homes USA, Inc. (e)	116,400	808,980
Black & Decker Corp.	31,800	2,057,460
Centex Corp.	150,500	2,833,915
D.R. Horton, Inc.	164,600	2,092,066
Ethan Allen Interiors, Inc.	46,000	1,289,840
KB Home	11,898	244,028
Lennar Corp. Class A	11,093	187,250
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Newell Rubbermaid, Inc.	70,000	$ 1,405,600
Pulte Homes, Inc.	186,100	2,276,003
Ryland Group, Inc.	98,400	2,735,520
The Stanley Works	29,610	1,438,454
Whirlpool Corp.	17,400	1,282,032
		18,651,148
Internet & Catalog Retail - 0.0%
B2W Companhia Global Do Varejo	10,900	471,451
Leisure Equipment & Products - 0.3%
Brunswick Corp.	68,000	931,600
Eastman Kodak Co.	76,000	1,164,320
MarineMax, Inc. (a)	25,600	250,624
Polaris Industries, Inc.	27,900	1,331,388
		3,677,932
Media - 0.6%
E.W. Scripps Co. Class A	70,300	3,311,130
News Corp.:
Class A	63,600	1,141,620
Class B	8,400	156,240
The DIRECTV Group, Inc. (a)	29,600	831,760
Valassis Communications, Inc. (a)	57,624	915,645
Viacom, Inc. Class B (non-vtg.) (a)	30,665	1,098,420
		7,454,815
Multiline Retail - 0.1%
Sears Holdings Corp. (a)(e)	11,500	974,280
Tuesday Morning Corp. (a)	97,785	506,526
		1,480,806
Specialty Retail - 1.1%
AutoZone, Inc. (a)	5,900	746,704
Best Buy Co., Inc.	15,000	700,350
Citi Trends, Inc. (a)	38,258	849,328
Foot Locker, Inc.	150,900	2,204,649
OfficeMax, Inc.	91,600	1,985,888
Shoe Carnival, Inc. (a)	43,946	641,612
Staples, Inc.	60,500	1,418,725
The Children's Place Retail Stores, Inc. (a)	79,290	2,729,162
The Men's Wearhouse, Inc.	30,100	623,973
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Tween Brands, Inc. (a)	28,000	$ 556,080
Williams-Sonoma, Inc.	81,300	2,066,646
		14,523,117
Textiles, Apparel & Luxury Goods - 0.3%
Lululemon Athletica, Inc.	2,100	67,179
LVMH Moet Hennessy - Louis Vuitton	5,500	643,523
Polo Ralph Lauren Corp. Class A	18,500	1,292,225
VF Corp.	16,200	1,226,340
		3,229,267
TOTAL CONSUMER DISCRETIONARY		73,054,494
CONSUMER STAPLES - 2.3%
Beverages - 0.1%
Carlsberg AS	3,475	360,567
Remy Cointreau SA	16,112	951,985
		1,312,552
Food & Staples Retailing - 0.4%
Kroger Co.	56,600	1,564,424
Rite Aid Corp. (a)	581,500	1,308,375
SUPERVALU, Inc.	33,500	1,174,845
Winn-Dixie Stores, Inc. (a)	62,266	1,123,901
		5,171,545
Food Products - 1.0%
B&G Foods, Inc. unit	156,900	2,761,440
Bunge Ltd.	20,600	2,459,022
Cermaq ASA	101,300	1,300,627
Corn Products International, Inc.	85,685	4,028,052
Lighthouse Caledonia ASA	17,850	20,504
Marine Harvest ASA (a)	1,600,000	1,078,898
Tyson Foods, Inc. Class A	103,200	1,944,288
		13,592,831
Household Products - 0.1%
Energizer Holdings, Inc. (a)	9,900	807,741
Personal Products - 0.3%
Avon Products, Inc.	86,400	3,374,784
Shiseido Co. Ltd.	17,000	416,777
		3,791,561
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 0.4%
Altria Group, Inc.	71,200	$ 1,584,912
Philip Morris International, Inc. (a)	68,300	3,596,678
		5,181,590
TOTAL CONSUMER STAPLES		29,857,820
ENERGY - 7.9%
Energy Equipment & Services - 0.8%
Hercules Offshore, Inc. (a)	68,400	2,320,128
Nabors Industries Ltd. (a)	99,855	4,197,904
National Oilwell Varco, Inc. (a)	47,261	3,937,787
		10,455,819
Oil, Gas & Consumable Fuels - 7.1%
Arch Coal, Inc.	31,200	2,025,192
BP PLC sponsored ADR	3,100	224,781
Cabot Oil & Gas Corp.	60,400	3,639,100
Canadian Natural Resources Ltd.	31,900	3,122,251
Chesapeake Energy Corp.	15,316	838,857
Chevron Corp.	172,000	17,053,800
ConocoPhillips	63,200	5,883,920
CONSOL Energy, Inc.	27,400	2,673,144
El Paso Corp.	35,300	690,115
El Paso Pipeline Partners LP	14,300	327,613
Exxon Mobil Corp.	322,125	28,591,813
Forest Oil Corp. (a)	54,098	3,611,042
Foundation Coal Holdings, Inc.	10,400	693,992
Occidental Petroleum Corp.	12,800	1,176,704
Patriot Coal Corp. (a)	4,010	433,601
PetroHawk Energy Corp. (a)	90,200	2,650,076
Plains Exploration & Production Co. (a)	55,300	3,952,844
Quicksilver Resources, Inc. (a)	75,400	2,746,822
Range Resources Corp.	58,309	3,834,400
SandRidge Energy, Inc.	4,000	220,000
Teekay Corp.	22,050	1,108,674
Tesoro Corp.	7,400	183,890
Valero Energy Corp.	115,356	5,864,699
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Western Gas Partners LP	25,700	$ 430,475
Williams Companies, Inc.	26,400	1,004,256
		92,982,061
TOTAL ENERGY		103,437,880
FINANCIALS - 26.6%
Capital Markets - 2.0%
Bank of New York Mellon Corp.	65,539	2,918,452
Charles Schwab Corp.	65,800	1,459,444
Fortress Investment Group LLC (e)	106,800	1,530,444
Janus Capital Group, Inc.	66,500	1,928,500
Lehman Brothers Holdings, Inc.	195,100	7,181,631
Merrill Lynch & Co., Inc.	64,500	2,832,840
Morgan Stanley	105,600	4,670,688
State Street Corp.	27,200	1,958,944
T. Rowe Price Group, Inc.	43,599	2,525,254
		27,006,197
Commercial Banks - 1.8%
Boston Private Financial Holdings, Inc.	97,202	819,413
First Merchants Corp.	68,300	1,690,425
First Midwest Bancorp, Inc., Delaware	58,800	1,534,680
IBERIABANK Corp.	36,200	1,909,188
Regions Financial Corp.	73,300	1,306,206
SunTrust Banks, Inc.	28,800	1,503,648
Susquehanna Bancshares, Inc., Pennsylvania	29,700	571,725
UCBH Holdings, Inc.	62,700	305,976
Wachovia Corp.	161,100	3,834,180
Wells Fargo & Co.	313,100	8,632,167
Wintrust Financial Corp.	4,300	134,074
Zions Bancorp	34,700	1,495,223
		23,736,905
Consumer Finance - 0.2%
Capital One Financial Corp.	31,694	1,525,115
Discover Financial Services	41,600	713,440
		2,238,555
Diversified Financial Services - 3.6%
Bank of America Corp.	382,393	13,005,186
CIT Group, Inc.	176,600	1,766,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.	611,900	$ 13,394,491
JPMorgan Chase & Co.	425,904	18,313,872
KKR Financial Holdings LLC	51,600	627,456
		47,107,005
Insurance - 3.0%
AFLAC, Inc.	47,800	3,208,814
American Equity Investment Life Holding Co.	6,066	64,118
American International Group, Inc.	344,900	12,416,400
Aspen Insurance Holdings Ltd.	155,848	3,983,475
Endurance Specialty Holdings Ltd.	113,695	3,826,974
Hartford Financial Services Group, Inc.	25,900	1,840,713
MetLife, Inc.	41,600	2,497,248
National Financial Partners Corp.	41,900	1,023,198
Old Republic International Corp.	123,800	1,863,190
Platinum Underwriters Holdings Ltd.	124,866	4,428,997
Principal Financial Group, Inc.	37,700	2,031,276
RenaissanceRe Holdings Ltd.	45,200	2,357,632
		39,542,035
Real Estate Investment Trusts - 14.2%
Alexandria Real Estate Equities, Inc.	45,200	4,714,360
American Campus Communities, Inc.	170,300	5,180,526
Annaly Capital Management, Inc.	179,900	3,204,019
Apartment Investment & Management Co. Class A	159,706	6,319,566
AvalonBay Communities, Inc.	25,060	2,536,072
Boston Properties, Inc.	60,814	5,943,960
BRE Properties, Inc.	44,800	2,171,008
Camden Property Trust (SBI)	53,100	2,615,706
CapitalSource, Inc.	59,700	916,992
Cedar Shopping Centers, Inc.	98,000	1,195,600
Chimera Investment Corp.	129,600	1,796,256
Corporate Office Properties Trust (SBI)	107,900	4,090,489
DCT Industrial Trust, Inc.	270,151	2,633,972
Developers Diversified Realty Corp.	150,100	5,955,968
Digital Realty Trust, Inc. (e)	30,300	1,281,690
Equity Residential (SBI)	88,980	3,762,964
Franklin Street Properties Corp.	102,740	1,517,470
General Growth Properties, Inc.	342,825	14,247,807
HCP, Inc.	117,400	4,022,124
Healthcare Realty Trust, Inc.	149,100	3,958,605
Highwoods Properties, Inc. (SBI)	205,400	7,394,400
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Home Properties, Inc.	117,000	$ 5,990,400
Host Hotels & Resorts, Inc.	159,945	2,749,455
Inland Real Estate Corp.	260,100	4,083,570
Kilroy Realty Corp.	59,400	3,238,488
Kimco Realty Corp.	94,038	3,700,395
LaSalle Hotel Properties (SBI)	148,800	4,883,616
Medical Properties Trust, Inc.	64,700	789,987
Pennsylvania Real Estate Investment Trust (SBI)	73,900	1,984,215
Plum Creek Timber Co., Inc.	47,500	2,215,875
Post Properties, Inc.	24,100	855,791
Potlatch Corp.	62,030	2,998,530
ProLogis Trust	202,465	12,538,657
Public Storage	150,036	13,222,673
Rayonier, Inc. (a)	51,320	2,435,647
Simon Property Group, Inc.	141,410	14,050,498
SL Green Realty Corp.	96,600	9,631,020
U-Store-It Trust	124,100	1,577,311
UDR, Inc.	98,540	2,437,880
Ventas, Inc.	62,800	2,993,048
Vornado Realty Trust	97,250	9,504,243
		187,340,853
Real Estate Management & Development - 0.9%
Brookfield Properties Corp.	109,800	2,208,079
CB Richard Ellis Group, Inc. Class A (a)	323,000	7,254,580
Jones Lang LaSalle, Inc.	19,100	1,347,314
Norwegian Property ASA (e)	91,000	624,326
		11,434,299
Thrifts & Mortgage Finance - 0.9%
Astoria Financial Corp.	26,100	622,746
Downey Financial Corp. (e)	18,100	121,632
Fannie Mae	94,100	2,542,582
Freddie Mac	40,000	1,016,800
New York Community Bancorp, Inc.	149,500	3,067,740
People's United Financial, Inc.	69,700	1,152,141
Washington Federal, Inc.	122,200	2,736,058
Washington Mutual, Inc.	122,800	1,107,656
		12,367,355
TOTAL FINANCIALS		350,773,204
Common Stocks - continued
	Shares	Value
HEALTH CARE - 3.2%
Biotechnology - 0.2%
Amgen, Inc. (a)	18,100	$ 796,943
Cubist Pharmaceuticals, Inc. (a)	36,300	691,878
Genentech, Inc. (a)	10,000	708,700
Theravance, Inc. (a)	27,500	372,075
		2,569,596
Health Care Equipment & Supplies - 1.2%
American Medical Systems Holdings, Inc. (a)	123,424	1,864,937
Baxter International, Inc.	64,500	3,940,950
Boston Scientific Corp. (a)	58,200	773,478
Covidien Ltd.	152,882	7,657,859
Hill-Rom Holdings, Inc.	35,900	1,103,925
		15,341,149
Health Care Providers & Services - 0.9%
Amedisys, Inc. (a)	51,107	2,596,747
Brookdale Senior Living, Inc.	50,427	1,330,264
Chemed Corp.	23,300	843,926
Emeritus Corp. (a)	125,501	2,664,386
HealthSouth Corp. (a)	67,698	1,267,984
Pediatrix Medical Group, Inc. (a)	12,500	672,875
PSS World Medical, Inc. (a)	74,100	1,350,102
Tenet Healthcare Corp. (a)	173,100	1,021,290
Universal Health Services, Inc. Class B	13,000	845,000
		12,592,574
Health Care Technology - 0.1%
Cerner Corp. (a)	33,800	1,533,506
Life Sciences Tools & Services - 0.2%
Applera Corp. - Applied Biosystems Group	42,500	1,477,300
Varian, Inc. (a)	13,057	724,533
		2,201,833
Pharmaceuticals - 0.6%
Barr Pharmaceuticals, Inc. (a)	16,200	709,560
Pfizer, Inc.	216,700	4,195,312
Sepracor, Inc. (a)	90,548	1,956,742
Wyeth	32,100	1,427,487
		8,289,101
TOTAL HEALTH CARE		42,527,759
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 4.9%
Aerospace & Defense - 1.4%
General Dynamics Corp.	37,200	$ 3,427,980
Heico Corp. Class A	31,361	1,242,523
Honeywell International, Inc.	64,800	3,863,376
Lockheed Martin Corp.	26,900	2,943,936
Northrop Grumman Corp.	12,300	928,158
Stanley, Inc. (a)	26,000	820,560
United Technologies Corp.	73,500	5,221,440
		18,447,973
Air Freight & Logistics - 0.2%
FedEx Corp.	13,600	1,247,256
United Parcel Service, Inc. Class B	26,600	1,889,132
		3,136,388
Airlines - 0.1%
AirTran Holdings, Inc. (a)	66,221	198,663
Delta Air Lines, Inc. (a)	34,400	211,560
UAL Corp.	14,300	122,122
US Airways Group, Inc. (a)	42,500	168,300
		700,645
Building Products - 0.4%
Masco Corp.	102,100	1,892,934
Owens Corning (a)	154,900	4,001,067
		5,894,001
Commercial Services & Supplies - 0.8%
ACCO Brands Corp. (a)	46,400	711,776
Avery Dennison Corp.	13,500	696,330
Consolidated Graphics, Inc. (a)	12,500	686,625
Copart, Inc. (a)	15,300	688,500
Diamond Management & Technology Consultants, Inc.	77,523	410,872
Equifax, Inc.	32,900	1,255,464
GeoEye, Inc. (a)	53,400	910,470
IHS, Inc. Class A (a)	12,400	738,544
R.R. Donnelley & Sons Co.	40,400	1,326,332
The Brink's Co.	9,900	717,552
Waste Management, Inc.	62,100	2,355,453
		10,497,918
Electrical Equipment - 0.1%
Acuity Brands, Inc.	14,300	761,475
Cooper Industries Ltd. Class A	22,400	1,044,512
		1,805,987
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.2%
General Electric Co.	82,400	$ 2,531,328
Machinery - 0.6%
Colfax Corp.	10,300	255,337
Cummins, Inc.	10,100	711,242
Eaton Corp.	13,400	1,295,512
Ingersoll-Rand Co. Ltd. Class A	42,500	1,871,700
Navistar International Corp. (a)	10,300	782,285
Pentair, Inc.	74,749	2,797,855
		7,713,931
Marine - 0.1%
Safe Bulkers, Inc.	34,500	652,050
Road & Rail - 0.8%
Canadian Pacific Railway Ltd.	47,700	3,484,717
J.B. Hunt Transport Services, Inc.	84,300	2,937,012
Kansas City Southern (a)	1,803	90,078
Knight Transportation, Inc.	77,200	1,409,672
Landstar System, Inc.	27,700	1,543,444
P.A.M. Transportation Services, Inc. (a)	48,863	716,332
		10,181,255
Trading Companies & Distributors - 0.2%
Rush Enterprises, Inc.:
Class A (a)	141,003	2,281,429
Class B (a)	17,800	267,712
		2,549,141
TOTAL INDUSTRIALS		64,110,617
INFORMATION TECHNOLOGY - 8.3%
Communications Equipment - 0.6%
Cisco Systems, Inc. (a)	80,600	2,153,632
Dycom Industries, Inc. (a)	35,600	610,540
Juniper Networks, Inc. (a)	70,300	1,934,656
Nokia Corp. sponsored ADR	86,200	2,448,080
Powerwave Technologies, Inc. (a)	48,400	195,052
		7,341,960
Computers & Peripherals - 1.3%
3PAR, Inc.	8,300	70,633
Apple, Inc. (a)	9,700	1,830,875
Hewlett-Packard Co.	59,000	2,776,540
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
International Business Machines Corp.	36,500	$ 4,724,195
NCR Corp. (a)	126,200	3,339,252
SanDisk Corp. (a)	21,415	606,259
Western Digital Corp. (a)	101,400	3,805,542
		17,153,296
Electronic Equipment & Instruments - 2.1%
Agilent Technologies, Inc. (a)	26,200	979,618
Amphenol Corp. Class A	221,800	10,342,534
Arrow Electronics, Inc. (a)	93,100	2,854,446
Avnet, Inc. (a)	98,100	2,895,912
Cogent, Inc. (a)	100,743	1,205,894
Flextronics International Ltd. (a)	158,500	1,697,535
Ingram Micro, Inc. Class A (a)	250,250	4,537,033
Mellanox Technologies Ltd. (a)	95,600	1,562,104
Tyco Electronics Ltd.	53,525	2,147,423
		28,222,499
Internet Software & Services - 0.4%
eBay, Inc. (a)	42,300	1,269,423
VeriSign, Inc. (a)	83,900	3,359,356
		4,628,779
IT Services - 0.8%
Accenture Ltd. Class A	26,600	1,085,812
Cognizant Technology Solutions Corp. Class A (a)	32,100	1,132,488
Fidelity National Information Services, Inc.	18,000	725,040
SRA International, Inc. Class A (a)	51,700	1,219,086
The Western Union Co.	31,000	732,840
Visa, Inc.	64,100	5,535,676
		10,430,942
Semiconductors & Semiconductor Equipment - 2.7%
Applied Materials, Inc.	110,300	2,185,043
ASML Holding NV (NY Shares)	53,000	1,587,880
Broadcom Corp. Class A (a)	86,500	2,481,685
Fairchild Semiconductor International, Inc. (a)	105,600	1,584,000
Hittite Microwave Corp. (a)	65,959	2,635,062
Infineon Technologies AG sponsored ADR (a)	76,100	688,705
Intersil Corp. Class A	46,400	1,293,168
Lam Research Corp. (a)	38,700	1,575,090
Linear Technology Corp.	22,600	831,002
Microchip Technology, Inc.	58,100	2,140,404
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Micron Technology, Inc. (a)	94,600	$ 763,422
National Semiconductor Corp.	104,700	2,203,935
NEC Electronics Corp. (a)	42,200	988,562
Netlogic Microsystems, Inc. (a)	26,400	996,864
ON Semiconductor Corp. (a)	603,400	5,967,626
Samsung Electronics Co. Ltd.	2,110	1,520,554
Skyworks Solutions, Inc. (a)	92,800	958,624
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	85,900	983,555
Teradyne, Inc. (a)	19,000	261,060
Texas Instruments, Inc.	22,500	730,800
Tower Semicondutor Ltd. (a)	549,300	538,314
Varian Semiconductor Equipment Associates, Inc. (a)	54,400	2,068,832
Xilinx, Inc.	28,200	767,040
		35,751,227
Software - 0.4%
Electronic Arts, Inc. (a)	33,594	1,686,419
Microsoft Corp.	63,300	1,792,656
THQ, Inc. (a)	59,400	1,274,130
Ubisoft Entertainment SA (a)	204	19,772
Voltaire Ltd.	64,100	378,831
		5,151,808
TOTAL INFORMATION TECHNOLOGY		108,680,511
MATERIALS - 1.6%
Chemicals - 0.9%
Albemarle Corp.	75,156	3,342,187
Arkema	19,600	1,251,990
Celanese Corp. Class A	103,500	5,040,450
Nalco Holding Co.	55,700	1,354,624
The Mosaic Co. (a)	7,300	914,836
Tronox, Inc. Class A	71,800	254,890
		12,158,977
Containers & Packaging - 0.4%
Owens-Illinois, Inc. (a)	60,277	3,449,050
Pactiv Corp. (a)	47,700	1,174,851
Rock-Tenn Co. Class A	20,000	713,800
		5,337,701
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.3%
Alcoa, Inc.	70,400	$ 2,857,536
Carpenter Technology Corp.	10,800	596,160
		3,453,696
TOTAL MATERIALS		20,950,374
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	414,315	16,531,169
CenturyTel, Inc.	28,689	1,015,877
FairPoint Communications, Inc.	3,637	32,733
Qwest Communications International, Inc.	225,400	1,093,190
Verizon Communications, Inc.	174,900	6,728,403
		25,401,372
UTILITIES - 2.7%
Electric Utilities - 1.7%
Allete, Inc.	31,500	1,399,230
Entergy Corp.	16,800	2,028,936
Exelon Corp.	93,900	8,263,200
Pepco Holdings, Inc.	155,810	4,213,102
PPL Corp.	131,111	6,727,305
		22,631,773
Gas Utilities - 0.0%
Energen Corp.	5,000	374,750
Independent Power Producers & Energy Traders - 0.1%
Reliant Energy, Inc. (a)	54,200	1,385,352
Multi-Utilities - 0.9%
Public Service Enterprise Group, Inc.	121,600	5,382,016
Wisconsin Energy Corp.	117,500	5,644,700
		11,026,716
TOTAL UTILITIES		35,418,591
TOTAL COMMON STOCKS (Cost $791,661,085)		854,212,622
Preferred Stocks - 19.3%
	Shares	Value
Convertible Preferred Stocks - 6.8%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
General Motors Corp. Series C, 6.25%	55,500	$ 905,760
Hotels, Restaurants & Leisure - 0.0%
Six Flags, Inc. 7.25% PIERS	2,100	27,038
Media - 0.0%
Emmis Communications Corp. Series A, 6.25%	10,100	251,995
TOTAL CONSUMER DISCRETIONARY		1,184,793
CONSUMER STAPLES - 0.4%
Food Products - 0.4%
Archer Daniels Midland Co. 6.25%	30,000	1,488,750
Bunge Ltd. 5.125%	3,000	3,276,378
		4,765,128
ENERGY - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Chesapeake Energy Corp. 4.50%	20,500	2,767,500
El Paso Corp. 4.99%	8,000	12,679,693
McMoRan Exploration Co. 6.75%	4,700	1,011,294
		16,458,487
FINANCIALS - 2.3%
Capital Markets - 0.6%
Legg Mason, Inc. 7.00%	21,000	1,024,905
Lehman Brothers Holdings, Inc. 7.25%	6,000	6,510,000
		7,534,905
Commercial Banks - 0.5%
Huntington Bancshares, Inc. 8.50%	1,300	1,297,400
Wachovia Corp. 7.50%	5,232	5,541,630
		6,839,030
Diversified Financial Services - 0.7%
Bank of America Corp. Series L, 7.25%	6,827	6,903,804
Carriage Services Capital Trust 7.00% TIDES	45,000	1,473,750
CIT Group, Inc. Series C, 8.75%	26,600	1,426,026
		9,803,580
Insurance - 0.3%
American International Group, Inc. Series A, 8.50%	53,300	3,930,555
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - 0.1%
HRPT Properties Trust 6.50%	34,390	$ 627,996
Thrifts & Mortgage Finance - 0.1%
Fannie Mae 8.75%	30,000	1,481,250
TOTAL FINANCIALS		30,217,316
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Omnicare Capital Trust II Series B, 4.00%	32,700	1,189,463
INDUSTRIALS - 0.3%
Road & Rail - 0.3%
Kansas City Southern:
4.25%	1,370	2,099,685
5.125%	1,000	1,787,300
		3,886,985
MATERIALS - 1.1%
Chemicals - 0.6%
Celanese Corp. 4.25%	132,600	8,213,244
Metals & Mining - 0.5%
Freeport-McMoRan Copper & Gold, Inc. 5.50%	2,489	6,204,980
TOTAL MATERIALS		14,418,224
UTILITIES - 1.3%
Independent Power Producers & Energy Traders - 0.6%
NRG Energy, Inc. 4.00% (f)	3,900	8,300,175
Multi-Utilities - 0.7%
CMS Energy Corp. 4.50%	116,000	9,427,320
TOTAL UTILITIES		17,727,495
TOTAL CONVERTIBLE PREFERRED STOCKS		89,847,891
Nonconvertible Preferred Stocks - 12.5%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
CBS Corp. 6.75%	40,000	898,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
H.J. Heinz Finance Co. 6.226% (f)	10	$ 1,008,672
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Apache Corp. (depositary shares) Series B, 5.68%	29,375	2,350,000
Devon Energy Corp. 6.49%	13,750	1,375,000
		3,725,000
FINANCIALS - 8.4%
Capital Markets - 1.4%
Deutsche Bank Contingent Capital Trust II 6.55%	80,000	1,810,400
Goldman Sachs Group, Inc.:
Series C, 4.9931%	40,000	820,800
Series D, 4.00%	160,000	3,200,000
Lehman Brothers Holdings, Inc.:
(depositary shares) Series F, 6.50%	89,015	1,734,012
Series C, 5.94%	40,000	1,440,000
Series D, 5.67%	34,900	1,187,298
Merrill Lynch & Co., Inc.:
Series 5, 5.86%	277,700	4,443,200
Series H, 3.97%	120,000	1,818,000
Morgan Stanley Capital I Trust 6.60%	80,000	1,772,800
		18,226,510
Commercial Banks - 1.2%
ABN AMRO Capital Funding Trust V 5.90%	20,000	418,000
ABN Amro Capital Funding Trust VII 6.08%	40,400	854,056
Barclays Bank PLC Series 2	40,000	929,200
BNY Capital V 5.95%	115,000	2,555,300
First Tennessee Bank NA, Memphis 3.90% (f)	5,000	2,700,000
Keycorp Capital IX 6.75%	40,000	800,000
Royal Bank of Scotland Group PLC Series R, 6.125%	40,000	828,800
Santander Finance Preferred SA Unipersonal:
4.00%	40,000	710,800
6.50%	40,000	850,800
6.80%	160,000	3,520,000
USB Capital XII 6.30%	80,000	1,781,600
		15,948,556
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Consumer Finance - 0.2%
HSBC USA, Inc.:
Series G, 4.9175%	80,000	$ 1,602,400
Series H, 6.50%	40,000	872,400
SLM Corp. 4.07%	1,200	69,120
		2,543,920
Diversified Financial Services - 1.0%
Bank of America Corp.:
Series D, 6.204%	20,000	432,200
Series E, 4.00%	40,000	720,000
Series H, 8.20%	80,000	1,992,800
CIT Group, Inc. Series B, 5.189%	15,000	780,000
Deutsche Bank Capital Funding Trust VIII 6.375%	140,000	3,229,800
General Electric Capital Corp. 6.05%	80,000	2,025,600
Merrill Lynch Capital Trust II 6.45%	200,000	4,186,000
		13,366,400
Insurance - 0.2%
American International Group, Inc. 6.45%	80,000	1,700,800
MetLife, Inc. Series A, 4.39%	40,000	828,000
		2,528,800
Real Estate Investment Trusts - 0.8%
Apartment Investment & Management Co. Series V, 8.00%	79,000	1,882,570
Hospitality Properties Trust:
Series B, 8.875%	125,000	2,998,750
Series C, 7.00%	100,000	1,855,000
Host Hotels & Resorts, Inc. Series E, 8.875%	20,000	507,000
Public Storage Series M, 6.625%	80,000	1,747,200
Vornado Realty Trust Series E, 7.00%	40,000	936,000
		9,926,520
Thrifts & Mortgage Finance - 3.6%
Countrywide Capital V 7.00%	80,000	1,452,000
Fannie Mae:
Series E, 5.10%	27,562	939,864
Series H, 5.81%	71,200	2,741,200
Series I, 5.375%	5,000	188,500
Series L, 5.125%	140,900	4,966,725
Series N, 5.50%	92,650	3,602,232
Series O, 7.00%	42,200	2,038,260
Series R, 7.65%	40,000	1,000,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Fannie Mae: - continued
Series S, 8.25%	120,000	$ 2,922,000
Series T, 8.25%	40,000	1,000,000
Freddie Mac:
5.30%	40,000	1,440,000
Series F, 5.00%	68,500	2,390,650
Series H, 5.10%	10,300	356,380
Series K, 5.79%	25,200	990,360
Series O, 5.81%	19,500	772,200
Series R, 5.70%	117,000	4,387,500
Series S, 4.00%	10,000	380,000
Series U, 5.90%	40,000	828,000
Series V, 5.57%	566,000	10,844,560
Series W, 5.66%	161,600	3,133,424
Sovereign Bancorp, Inc. Series C, 7.30%	80,000	1,623,200
		47,997,055
TOTAL FINANCIALS		110,537,761
MATERIALS - 0.1%
Chemicals - 0.1%
E.I. du Pont de Nemours & Co. Series B, 4.50%	9,900	777,249
Metals & Mining - 0.0%
Alcoa, Inc. 3.75%	6,400	435,200
TOTAL MATERIALS		1,212,449
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
AT&T, Inc. 6.375%	281,800	7,045,000
UTILITIES - 3.0%
Electric Utilities - 2.7%
Alabama Power Co.:
4.60%	2,000	160,000
5.20%	120,000	2,523,600
5.30%	88,600	1,980,210
5.625%	80,000	1,740,000
6.45%	80,000	1,920,000
Baltimore Gas & Electric Co. Series 1993, 6.70%	10,000	975,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
UTILITIES - continued
Electric Utilities - continued
Duquesne Light Co. 6.50%	106,050	$ 4,454,100
FPL Group Capital Trust I 5.875%	20,000	486,400
FPL Group Capital, Inc. Series E, 7.45%	80,000	2,083,200
Mid-American Energy Co. 4.40%	5,000	410,000
Pacific Gas & Electric Co.:
Series A, 5.00%	16,900	363,688
Series B, 5.50%	61,900	1,454,650
Series D 5.00%	69,200	1,480,880
PPL Electric Utilities Corp. 6.25%	230,000	5,606,250
Southern California Edison Co.:
4.78%	46,500	978,825
6.125%	35,000	3,185,000
Series B, 4.08%	27,271	499,059
Series C:
4.24%	94,600	1,773,750
6.00%	20,000	1,740,000
Series D, 4.32%	70,000	1,348,200
		35,162,812
Independent Power Producers & Energy Traders - 0.0%
Heco Capital Trust III 6.50%	12,000	297,000
Multi-Utilities - 0.3%
Consolidated Edison Co. of New York, Inc. Series A, 5.00%	28,705	2,533,216
San Diego Gas & Electric Co. 1.70%	67,548	1,768,913
		4,302,129
TOTAL UTILITIES		39,761,941
TOTAL NONCONVERTIBLE PREFERRED STOCKS		164,188,823
TOTAL PREFERRED STOCKS (Cost $265,602,428)		254,036,714
Investment Companies - 0.1%

Ares Capital Corp. (Cost $2,370,235)	144,312	1,788,026
Preferred Securities - 0.4%
	Principal Amount	Value
FINANCIALS - 0.4%
Commercial Banks - 0.3%
PNC Preferred Funding Trust I 6.517% 12/31/49 (f)(g)	3,000,000	$ 2,291,440
SunTrust Preferred Capital I 5.853% 12/15/49 (g)	1,000,000	817,026
		3,108,466
Diversified Financial Services - 0.1%
Wachovia Capital Trust III 5.8% (g)	2,000,000	1,554,587
TOTAL PREFERRED SECURITIES (Cost $5,999,641)		4,663,053
Money Market Funds - 1.4%
	Shares
Fidelity Cash Central Fund, 2.44% (b)	15,781,585	15,781,585
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	2,821,640	2,821,640
TOTAL MONEY MARKET FUNDS (Cost $18,603,225)		18,603,225
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $1,255,414,070)		1,323,186,962
NET OTHER ASSETS - (0.5)%		(6,086,673)
NET ASSETS - 100%		$ 1,317,100,289
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $61,545,177 or 4.7% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 395,742
Fidelity Securities Lending Cash Central Fund	79,387
Total	$ 475,129
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,323,186,962	$ 1,004,867,566	$ 318,319,396	$ 0
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 1,085,056
Total Realized Gain (Loss)	391,743
Total Unrealized Gain (Loss)	(333,463)
Cost of Purchases	0
Proceeds of Sales	(1,143,336)
Amortization/Accretion	0
Transfer in/out of Level 3	0
Ending Balance	$ 0

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Other Information - continued
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA,AA,A	1.9%
BBB	2.1%
BB	4.6%
B	2.9%
CCC,CC,C	0.2%
Not Rated	3.1%
Equities	84.3%
Short-Term Investments and Net Other Assets	0.9%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,702,350) - See accompanying schedule: Unaffiliated issuers (cost $1,236,810,845)	$ 1,304,583,737
Fidelity Central Funds (cost $18,603,225)	18,603,225
Total Investments (cost $1,255,414,070)		$ 1,323,186,962
Cash		7,188
Receivable for investments sold		17,149,054
Receivable for fund shares sold		4,474,752
Dividends receivable		1,811,849
Interest receivable		1,161,915
Distributions receivable from Fidelity Central Funds		48,081
Prepaid expenses		3,090
Other receivables		1,066
Total assets		1,347,843,957

Liabilities
Payable for investments purchased	$ 20,928,170
Payable for fund shares redeemed	5,872,768
Accrued management fee	617,873
Distribution fees payable	194,198
Other affiliated payables	263,616
Other payables and accrued expenses	45,403
Collateral on securities loaned, at value	2,821,640
Total liabilities		30,743,668

Net Assets		$ 1,317,100,289
Net Assets consist of:
Paid in capital		$ 1,266,855,126
Undistributed net investment income		5,829,253
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(23,354,151)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		67,770,061
Net Assets		$ 1,317,100,289

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($156,930,983 ÷ 12,743,162 shares)	$ 12.31

Maximum offering price per share (100/94.25 of $12.31)	$ 13.06
Class T: Net Asset Value and redemption price per share ($133,508,864 ÷ 10,852,173 shares)	$ 12.30

Maximum offering price per share (100/96.50 of $12.30)	$ 12.75
Class B: Net Asset Value and offering price per share ($32,372,933 ÷ 2,639,048 shares)A	$ 12.27

Class C: Net Asset Value and offering price per share ($93,152,366 ÷ 7,590,843 shares)A	$ 12.27

Strategic Dividend and Income: Net Asset Value, offering price and redemption price per share ($865,711,317 ÷ 70,012,945 shares)	$ 12.37

Institutional Class: Net Asset Value, offering price and redemption price per share ($35,423,826 ÷ 2,868,378 shares)	$ 12.35

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2008 (Unaudited)

Investment Income
Dividends		$ 17,857,802
Interest		3,890,313
Income from Fidelity Central Funds		475,129
Total income		22,223,244

Expenses
Management fee	$ 3,922,433
Transfer agent fees	1,427,329
Distribution fees	1,189,454
Accounting and security lending fees	222,664
Custodian fees and expenses	38,784
Independent trustees' compensation	3,197
Registration fees	65,328
Audit	24,458
Legal	12,528
Interest	1,485
Miscellaneous	5,688
Total expenses before reductions	6,913,348
Expense reductions	(11,473)	6,901,875
Net investment income (loss)		15,321,369
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(12,249,373)
Investment not meeting investment restrictions	7,503
Foreign currency transactions	(35,220)
Total net realized gain (loss)		(12,277,090)
Change in net unrealized appreciation (depreciation) on: Investment securities	(41,994,294)
Assets and liabilities in foreign currencies	(2,837)
Total change in net unrealized appreciation (depreciation)		(41,997,131)
Net gain (loss)		(54,274,221)
Net increase (decrease) in net assets resulting from operations		$ (38,952,852)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2008 (Unaudited)	Year ended November 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,321,369	$ 27,133,824
Net realized gain (loss)	(12,277,090)	81,287,179
Change in net unrealized appreciation (depreciation)	(41,997,131)	(60,780,076)
Net increase (decrease) in net assets resulting from operations	(38,952,852)	47,640,927
Distributions to shareholders from net investment income	(15,563,653)	(24,961,705)
Distributions to shareholders from net realized gain	(76,042,474)	(67,051,469)
Total distributions	(91,606,127)	(92,013,174)
Share transactions - net increase (decrease)	(229,778,649)	343,480,119
Total increase (decrease) in net assets	(360,337,628)	299,107,872

Net Assets
Beginning of period	1,677,437,917	1,378,330,045
End of period (including undistributed net investment income of $5,829,253 and undistributed net investment income of $6,071,537, respectively)	$ 1,317,100,289	$ 1,677,437,917

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 13.28	$ 13.66	$ 12.18	$ 11.09	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.13	.20	.19	.18	.16
Net realized and unrealized gain (loss)	(.36)	.28	1.61	1.10	1.04
Total from investment operations	(.23)	.48	1.80	1.28	1.20
Distributions from net investment income	(.13)	(.20)	(.19)	(.19)	(.11)
Distributions from net realized gain	(.61)	(.66)	(.13)	-	-
Total distributions	(.74)	(.86)	(.32)	(.19)	(.11)
Net asset value, end of period	$ 12.31	$ 13.28	$ 13.66	$ 12.18	$ 11.09
Total Return B, C, D	(1.82)%	3.59%	15.01%	11.63%	12.01%
Ratios to Average Net Assets F, I
Expenses before reductions	1.10% A	1.10%	1.14%	1.16%	1.20% A
Expenses net of fee waivers, if any	1.10% A	1.10%	1.14%	1.16%	1.20% A
Expenses net of all reductions	1.09% A	1.09%	1.14%	1.13%	1.17% A
Net investment income (loss)	2.07% A	1.49%	1.52%	1.60%	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 156,931	$ 166,554	$ 70,083	$ 38,886	$ 21,985
Portfolio turnover rate G	108% A	90%	125%	64%	66% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period December 23, 2003 (commencement of operations) to November 30, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 13.26	$ 13.64	$ 12.17	$ 11.08	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.11	.17	.17	.16	.13
Net realized and unrealized gain (loss)	(.35)	.27	1.59	1.09	1.04
Total from investment operations	(.24)	.44	1.76	1.25	1.17
Distributions from net investment income	(.11)	(.16)	(.16)	(.16)	(.09)
Distributions from net realized gain	(.61)	(.66)	(.13)	-	-
Total distributions	(.72)	(.82)	(.29)	(.16)	(.09)
Net asset value, end of period	$ 12.30	$ 13.26	$ 13.64	$ 12.17	$ 11.08
Total Return B, C, D	(1.88)%	3.34%	14.70%	11.43%	11.75%
Ratios to Average Net Assets F, I
Expenses before reductions	1.34% A	1.32%	1.35%	1.38%	1.45% A
Expenses net of fee waivers, if any	1.34% A	1.32%	1.35%	1.38%	1.45% A
Expenses net of all reductions	1.34% A	1.32%	1.35%	1.35%	1.42% A
Net investment income (loss)	1.82% A	1.27%	1.31%	1.38%	1.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 133,509	$ 158,962	$ 119,834	$ 79,920	$ 36,526
Portfolio turnover rate G	108% A	90%	125%	64%	66% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period December 23, 2003 (commencement of operations) to November 30, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 13.23	$ 13.61	$ 12.14	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.09	.09	.09	.09
Net realized and unrealized gain (loss)	(.36)	.28	1.59	1.09	1.03
Total from investment operations	(.28)	.37	1.68	1.18	1.12
Distributions from net investment income	(.07)	(.09)	(.08)	(.10)	(.06)
Distributions from net realized gain	(.61)	(.66)	(.13)	-	-
Total distributions	(.68)	(.75)	(.21)	(.10)	(.06)
Net asset value, end of period	$ 12.27	$ 13.23	$ 13.61	$ 12.14	$ 11.06
Total Return B, C, D	(2.16)%	2.79%	14.05%	10.73%	11.24%
Ratios to Average Net Assets F, I
Expenses before reductions	1.91% A	1.91%	1.96%	1.96%	1.99% A
Expenses net of fee waivers, if any	1.91% A	1.91%	1.96%	1.95%	1.95% A
Expenses net of all reductions	1.91% A	1.91%	1.96%	1.93%	1.92% A
Net investment income (loss)	1.25% A	.67%	.70%	.81%	.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,373	$ 37,288	$ 23,992	$ 19,744	$ 13,457
Portfolio turnover rate G	108% A	90%	125%	64%	66% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period December 23, 2003 (commencement of operations) to November 30, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 13.23	$ 13.61	$ 12.15	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.10	.10	.10	.09
Net realized and unrealized gain (loss)	(.35)	.27	1.58	1.09	1.03
Total from investment operations	(.27)	.37	1.68	1.19	1.12
Distributions from net investment income	(.08)	(.09)	(.09)	(.10)	(.06)
Distributions from net realized gain	(.61)	(.66)	(.13)	-	-
Total distributions	(.69)	(.75)	(.22)	(.10)	(.06)
Net asset value, end of period	$ 12.27	$ 13.23	$ 13.61	$ 12.15	$ 11.06
Total Return B, C, D	(2.14)%	2.84%	14.05%	10.85%	11.24%
Ratios to Average Net Assets F, I
Expenses before reductions	1.86% A	1.85%	1.89%	1.90%	1.94% A
Expenses net of fee waivers, if any	1.86% A	1.85%	1.89%	1.90%	1.94% A
Expenses net of all reductions	1.86% A	1.85%	1.88%	1.87%	1.92% A
Net investment income (loss)	1.30% A	.74%	.78%	.86%	.93% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 93,152	$ 106,122	$ 75,301	$ 49,713	$ 28,795
Portfolio turnover rate G	108% A	90%	125%	64%	66% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period December 23, 2003 (commencement of operations) to November 30, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Dividend and Income

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.33	$ 13.70	$ 12.22	$ 11.11	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.14	.25	.24	.22	.19
Net realized and unrealized gain (loss)	(.35)	.27	1.60	1.11	1.04
Total from investment operations	(.21)	.52	1.84	1.33	1.23
Distributions from net investment income	(.14)	(.23)	(.23)	(.22)	(.12)
Distributions from net realized gain	(.61)	(.66)	(.13)	-	-
Total distributions	(.75)	(.89)	(.36)	(.22)	(.12)
Net asset value, end of period	$ 12.37	$ 13.33	$ 13.70	$ 12.22	$ 11.11
Total Return B, C	(1.59)%	3.92%	15.33%	12.08%	12.32%
Ratios to Average Net Assets E, H
Expenses before reductions	.80% A	.79%	.80%	.82%	.90% A
Expenses net of fee waivers, if any	.80% A	.79%	.80%	.82%	.90% A
Expenses net of all reductions	.79% A	.78%	.79%	.79%	.87% A
Net investment income (loss)	2.36% A	1.80%	1.87%	1.94%	1.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 865,711	$ 1,172,143	$ 1,075,348	$ 798,113	$ 476,032
Portfolio turnover rate F	108% A	90%	125%	64%	66% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 23, 2003 (commencement of operations) to November 30, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.31	$ 13.68	$ 12.21	$ 11.11	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.14	.24	.23	.22	.19
Net realized and unrealized gain (loss)	(.35)	.28	1.59	1.10	1.04
Total from investment operations	(.21)	.52	1.82	1.32	1.23
Distributions from net investment income	(.14)	(.23)	(.22)	(.22)	(.12)
Distributions from net realized gain	(.61)	(.66)	(.13)	-	-
Total distributions	(.75)	(.89)	(.35)	(.22)	(.12)
Net asset value, end of period	$ 12.35	$ 13.31	$ 13.68	$ 12.21	$ 11.11
Total Return B, C	(1.60)%	3.94%	15.24%	11.98%	12.38%
Ratios to Average Net Assets E, H
Expenses before reductions	.82% A	.81%	.82%	.83%	.88% A
Expenses net of fee waivers, if any	.82% A	.81%	.82%	.83%	.88% A
Expenses net of all reductions	.81% A	.80%	.82%	.81%	.85% A
Net investment income (loss)	2.34% A	1.78%	1.84%	1.93%	2.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,424	$ 36,369	$ 13,771	$ 9,798	$ 4,973
Portfolio turnover rate F	108% A	90%	125%	64%	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 23, 2003 (commencement of operations) to November 30, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2008 (Unaudited)

1. Organization.

Fidelity Strategic Dividend & Income Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Strategic Dividend & Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, monitoring changes in interest rates and credit quality, reviewing developments in foreign markets by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

A summary of the inputs used as of May 31, 2008, in valuing the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, certain foreign taxes, partnerships and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 163,292,876
Unrealized depreciation	(115,124,170)
Net unrealized appreciation (depreciation)	$ 48,168,706
Cost for federal income tax purposes	$ 1,275,018,256

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $750,680,626 and $1,039,094,565, respectively.

The Fund realized a gain on the sale of an investment not meeting the investment restrictions of the Fund.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 196,719	$ 16,918
Class T	.25%	.25%	348,002	13,036
Class B	.75%	.25%	166,849	125,357
Class C	.75%	.25%	477,884	144,312
			$ 1,189,454	$ 299,623

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 58,063
Class T	16,734
Class B*	37,304
Class C*	13,408
$ 125,509

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Strategic & Income Fund shares. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 184,589.23
Class T	157,091.23
Class B	49,952.30
Class C	120,617.25
Strategic Dividend and Income	881,491.19
Institutional Class	33,589.21
	$ 1,427,329

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $24,127 for the period.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 14,444,000	3.70%	$ 1,485

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,504 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $79,387.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $7,688 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,097.

During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 190
Strategic Dividend and Income	1,114
Institutional Class	384
$ 1,688

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $27,253, which is recorded in the accompanying Statement of Operations.

Semiannual Report

10. Other - continued

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2008	Year ended November 30, 2007
From net investment income
Class A	$ 1,594,504	$ 1,659,834
Class T	1,242,325	1,803,121
Class B	199,619	207,762
Class C	591,447	656,096
Strategic Dividend and Income	11,555,628	20,174,303
Institutional Class	380,130	460,589
Total	$ 15,563,653	$ 24,961,705
From net realized gain
Class A	$ 7,739,325	$ 3,476,044
Class T	7,183,792	5,864,593
Class B	1,725,962	1,178,860
Class C	4,865,229	3,680,940
Strategic Dividend and Income	52,877,519	52,196,348
Institutional Class	1,650,647	654,684
Total	$ 76,042,474	$ 67,051,469

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2008	Year ended November 30, 2007	Six months ended May 31, 2008	Year ended November 30, 2007
Class A
Shares sold	2,371,735	9,202,276	$ 28,862,932	$ 125,609,242
Reinvestment of distributions	668,550	324,134	8,361,987	4,316,521
Shares redeemed	(2,840,388)	(2,115,549)	(34,261,621)	(28,515,536)
Net increase (decrease)	199,897	7,410,861	$ 2,963,298	$ 101,410,227

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions - continued

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2008	Year ended November 30, 2007	Six months ended May 31, 2008	Year ended November 30, 2007
Class T
Shares sold	736,898	5,412,451	$ 8,980,110	$ 73,116,647
Reinvestment of distributions	603,876	515,154	7,556,845	6,807,283
Shares redeemed	(2,473,798)	(2,728,865)	(29,920,191)	(36,971,413)
Net increase (decrease)	(1,133,024)	3,198,740	$ (13,383,236)	$ 42,952,517
Class B
Shares sold	250,916	1,488,228	$ 3,073,614	$ 20,168,960
Reinvestment of distributions	126,244	84,796	1,577,150	1,114,512
Shares redeemed	(557,274)	(516,972)	(6,695,912)	(6,968,443)
Net increase (decrease)	(180,114)	1,056,052	$ (2,045,148)	$ 14,315,029
Class C
Shares sold	785,758	3,860,667	$ 9,589,956	$ 52,345,524
Reinvestment of distributions	346,831	259,139	4,335,843	3,407,525
Shares redeemed	(1,561,958)	(1,631,836)	(18,849,007)	(22,089,331)
Net increase (decrease)	(429,369)	2,487,970	$ (4,923,208)	$ 33,663,718
Strategic Dividend and Income
Shares sold	5,153,752	40,384,688	$ 62,988,521	$ 548,453,896
Reinvestment of distributions	4,601,777	4,871,099	57,763,846	64,672,261
Shares redeemed	(27,683,263)	(35,835,911)	(334,881,979)	(485,849,599)
Net increase (decrease)	(17,927,734)	9,419,876	$ (214,129,612)	$ 127,276,558
Institutional Class
Shares sold	585,002	2,239,208	$ 7,149,235	$ 30,847,189
Reinvestment of distributions	113,647	40,647	1,424,535	549,750
Shares redeemed	(562,055)	(554,347)	(6,834,513)	(7,534,869)
Net increase (decrease)	136,594	1,725,508	$ 1,739,257	$ 23,862,070

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

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Fidelity Automated
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1-800-544-5555

Press

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For quotes.*

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To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

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Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

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Fidelity Investments
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General Correspondence

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P.O. Box 500
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Buying shares

Fidelity Investments
P.O. Box 770001
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P.O. Box 770001
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Fidelity Investments
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Covington, KY 41015

General Correspondence

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Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

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General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

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Boston, MA

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Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

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Fund - Class A, Class T,
Class B and Class C

Semiannual Report

May 31, 2008

Class A, Class T, Class B,
and Class C are classes
of Fidelity® Strategic
Dividend & Income® Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investing momentum appeared to shift back in favor of equities as we approached the mid-point of 2008, offsetting some - but not all - of the market's earlier weakness. However, the outlook for the remainder of the year was far from certain. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2007 to May 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Expenses Paid During Period* December 1, 2007 to May 31, 2008
Class A
Actual	$ 1,000.00	$ 981.80	$ 5.45
HypotheticalA	$ 1,000.00	$ 1,019.50	$ 5.55
Class T
Actual	$ 1,000.00	$ 981.20	$ 6.64
HypotheticalA	$ 1,000.00	$ 1,018.30	$ 6.76
Class B
Actual	$ 1,000.00	$ 978.40	$ 9.45
HypotheticalA	$ 1,000.00	$ 1,015.45	$ 9.62
Class C
Actual	$ 1,000.00	$ 978.60	$ 9.20
HypotheticalA	$ 1,000.00	$ 1,015.70	$ 9.37
Strategic Dividend and Income
Actual	$ 1,000.00	$ 984.10	$ 3.97
HypotheticalA	$ 1,000.00	$ 1,021.00	$ 4.04
Institutional Class
Actual	$ 1,000.00	$ 984.00	$ 4.07
HypotheticalA	$ 1,000.00	$ 1,020.90	$ 4.14

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.10%
Class T	1.34%
Class B	1.91%
Class C	1.86%
Strategic Dividend and Income	.80%
Institutional Class	.82%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Investments as of May 31, 2008
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	2.2	1.6
Chesapeake Energy Corp. 2.5% 5/15/37	2.0	1.6
JPMorgan Chase & Co.	1.4	1.2
Chevron Corp.	1.3	0.0
AT&T, Inc.	1.2	1.5
General Growth Properties, Inc.	1.1	0.8
Simon Property Group, Inc.	1.1	1.1
Citigroup, Inc.	1.0	1.1
Public Storage	1.0	0.7
Bank of America Corp.	1.0	1.1
	13.3
Top Five Market Sectors as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	40.2	34.3
Energy	12.8	12.2
Information Technology	11.8	12.8
Utilities	7.2	7.6
Industrials	6.5	9.7
Asset Allocation (% of fund's net assets)
As of May 31, 2008 *		As of November 30, 2007 **
	Common Stocks and Investment Companies 65.0%		Common Stocks and Investment Companies 65.9%
	Preferred Stocks 19.3%		Preferred Stocks 15.7%
	Convertible Bonds 13.3%		Convertible Bonds 15.1%
	Other Investments 1.5%		Other Investments 1.6%
	Short-Term Investments and Net Other Assets 0.9%		Short-Term Investments and Net Other Assets 1.7%
* Foreign investments	7.0%	** Foreign investments	8.8%

Semiannual Report

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 14.4%
	Principal Amount	Value
Convertible Bonds - 13.3%
CONSUMER DISCRETIONARY - 0.5%
Diversified Consumer Services - 0.4%
Stewart Enterprises, Inc.:
3.375% 7/15/16 (f)	$ 2,250,000	$ 2,013,075
3.375% 7/15/16	3,600,000	3,220,920
		5,233,995
Media - 0.1%
Regal Entertainment Group 6.25% 3/15/11 (f)	1,000,000	992,100
Specialty Retail - 0.0%
United Auto Group, Inc. 3.5% 4/1/26	750,000	818,970
TOTAL CONSUMER DISCRETIONARY		7,045,065
CONSUMER STAPLES - 0.8%
Beverages - 0.2%
Molson Coors Brewing Co. 2.5% 7/30/13	1,600,000	2,050,720
Food & Staples Retailing - 0.6%
Nash-Finch Co. 1.6314% 3/15/35 (d)	7,070,000	3,300,417
Rite Aid Corp. 8.5% 5/15/15	900,000	985,050
The Great Atlantic & Pacific Tea Co. 5.125% 6/15/11	1,870,000	1,853,766
The Pantry, Inc. 3% 11/15/12	3,060,000	2,167,673
		8,306,906
TOTAL CONSUMER STAPLES		10,357,626
ENERGY - 3.4%
Energy Equipment & Services - 0.9%
Halliburton Co. 3.125% 7/15/23	2,170,000	5,633,863
SESI LLC 1.5% 12/15/26 (d)(f)	1,640,000	2,154,468
Transocean, Inc. Series B, 1.5% 12/15/37	3,590,000	4,029,775
		11,818,106
Oil, Gas & Consumable Fuels - 2.5%
Alpha Natural Resources, Inc. 2.375% 4/15/15	1,830,000	3,061,825
Chesapeake Energy Corp. 2.5% 5/15/37	17,310,000	25,651,689
Peabody Energy Corp. 4.75% 12/15/66	2,550,000	3,705,782
		32,419,296
TOTAL ENERGY		44,237,402
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
FINANCIALS - 1.6%
Diversified Financial Services - 0.1%
The NASDAQ Stock Market, Inc. 2.5% 8/15/13 (f)	$ 1,990,000	$ 1,947,301
Real Estate Investment Trusts - 1.5%
Health Care REIT, Inc. 4.75% 12/1/26	3,380,000	3,798,782
ProLogis Trust 2.25% 4/1/37 (f)	1,500,000	1,480,800
SL Green Realty Corp. 3% 3/30/27 (f)	1,330,000	1,134,172
Ventas, Inc. 3.875% 11/15/11 (f)	10,820,000	12,705,137
		19,118,891
TOTAL FINANCIALS		21,066,192
HEALTH CARE - 2.2%
Biotechnology - 0.1%
Amgen, Inc. 0.375% 2/1/13	1,190,000	1,024,888
Health Care Equipment & Supplies - 0.8%
Beckman Coulter, Inc.:
2.5% 12/15/36 (f)	2,000,000	2,230,378
2.5% 12/15/36	350,000	390,316
Inverness Medical Innovations, Inc.:
3% 5/15/16 (f)	4,000,000	4,184,000
3% 5/15/16	1,700,000	1,778,200
Kinetic Concepts, Inc. 3.25% 4/15/15 (f)	1,290,000	1,380,300
Medtronic, Inc. 1.625% 4/15/13	820,000	866,535
		10,829,729
Health Care Providers & Services - 0.8%
LifePoint Hospitals, Inc. 3.5% 5/15/14	11,630,000	10,626,197
Life Sciences Tools & Services - 0.4%
Fisher Scientific International, Inc. 2.5% 10/1/23	1,990,000	5,016,835
Pharmaceuticals - 0.1%
Alpharma, Inc. 2.125% 3/15/27	1,950,000	1,977,499
TOTAL HEALTH CARE		29,475,148
INDUSTRIALS - 1.3%
Aerospace & Defense - 0.4%
AAR Corp.:
1.75% 2/1/26 (f)	1,000,000	911,680
2.25% 3/1/16 (f)	150,000	120,228
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INDUSTRIALS - continued
Aerospace & Defense - continued
Alliant Techsystems, Inc. 3% 8/15/24	$ 1,080,000	$ 1,641,734
Lockheed Martin Corp. 2.4256% 8/15/33 (g)	1,600,000	2,417,952
		5,091,594
Construction & Engineering - 0.1%
Fluor Corp. 1.5% 2/15/24	550,000	1,836,216
Marine - 0.8%
Excel Maritime Carriers Ltd. 1.875% 10/15/27 (f)	11,540,000	10,493,322
TOTAL INDUSTRIALS		17,421,132
INFORMATION TECHNOLOGY - 3.5%
Communications Equipment - 0.6%
Finisar Corp. 2.5% 10/15/10	4,660,000	3,675,575
L-3 Communications Corp. 3% 8/1/35	3,700,000	4,546,375
		8,221,950
Computers & Peripherals - 0.1%
EMC Corp.:
1.75% 12/1/13 (f)	620,000	792,695
1.75% 12/1/13	930,000	1,189,042
		1,981,737
Electronic Equipment & Instruments - 0.8%
Flextronics International Ltd. 1% 8/1/10	3,090,000	2,997,609
Itron, Inc. 2.5% 8/1/26	1,880,000	3,113,468
L-1 Identity Solutions, Inc. 3.75% 5/15/27	4,450,000	3,958,831
		10,069,908
IT Services - 0.9%
CACI International, Inc.:
2.125% 5/1/14 (f)	2,500,000	2,766,234
2.125% 5/1/14	7,650,000	8,464,677
		11,230,911
Semiconductors & Semiconductor Equipment - 1.1%
Advanced Micro Devices, Inc. 5.75% 8/15/12	7,370,000	5,730,175
Intel Corp. 2.95% 12/15/35	1,820,000	1,846,991
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ON Semiconductor Corp.:
1.875% 12/15/25 (f)	$ 1,250,000	$ 1,939,000
2.625% 12/15/26	4,100,000	4,745,340
		14,261,506
TOTAL INFORMATION TECHNOLOGY		45,766,012
TOTAL CONVERTIBLE BONDS		175,368,577
Nonconvertible Bonds - 1.1%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 9.25% 4/1/15	535,000	492,200
FINANCIALS - 0.9%
Capital Markets - 0.4%
Goldman Sachs Group, Inc. 5.793%	2,000,000	1,500,000
JPMorgan Chase Capital XXII 6.45% 2/2/37	3,000,000	2,569,635
Lehman Brothers Holdings, Inc.:
3.4794% (g)	1,000,000	711,530
5.857% (g)	1,000,000	715,000
		5,496,165
Commercial Banks - 0.2%
Capital One Capital IV 6.745% 2/17/37 (g)	2,000,000	1,534,080
Wells Fargo Capital X 5.95% 12/15/36	1,000,000	905,485
		2,439,565
Diversified Financial Services - 0.3%
Citigroup, Inc. 8.4% (g)	1,500,000	1,486,935
JPMorgan Chase & Co. 7.9% (g)	2,000,000	1,991,140
		3,478,075
TOTAL FINANCIALS		11,413,805
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
UTILITIES - 0.2%
Multi-Utilities - 0.2%
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	$ 3,000,000	$ 2,608,740
TOTAL NONCONVERTIBLE BONDS		14,514,745
TOTAL CORPORATE BONDS (Cost $171,177,456)		189,883,322
Common Stocks - 64.9%
	Shares
CONSUMER DISCRETIONARY - 5.5%
Automobiles - 0.2%
Fiat SpA	56,300	1,254,668
Renault SA	6,400	657,128
Winnebago Industries, Inc.	87,900	1,311,468
		3,223,264
Diversified Consumer Services - 0.5%
H&R Block, Inc.	51,800	1,209,012
Hillenbrand, Inc.	41,100	910,365
Service Corp. International	333,500	3,568,450
Stewart Enterprises, Inc. Class A	165,800	1,144,020
		6,831,847
Hotels, Restaurants & Leisure - 1.0%
Centerplate, Inc. unit	268,800	1,370,880
Gaylord Entertainment Co. (a)	71,300	2,025,633
IHOP Corp.	44,210	2,073,007
McDonald's Corp.	73,549	4,362,927
Starwood Hotels & Resorts Worldwide, Inc.	76,000	3,678,400
		13,510,847
Household Durables - 1.4%
Beazer Homes USA, Inc. (e)	116,400	808,980
Black & Decker Corp.	31,800	2,057,460
Centex Corp.	150,500	2,833,915
D.R. Horton, Inc.	164,600	2,092,066
Ethan Allen Interiors, Inc.	46,000	1,289,840
KB Home	11,898	244,028
Lennar Corp. Class A	11,093	187,250
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Newell Rubbermaid, Inc.	70,000	$ 1,405,600
Pulte Homes, Inc.	186,100	2,276,003
Ryland Group, Inc.	98,400	2,735,520
The Stanley Works	29,610	1,438,454
Whirlpool Corp.	17,400	1,282,032
		18,651,148
Internet & Catalog Retail - 0.0%
B2W Companhia Global Do Varejo	10,900	471,451
Leisure Equipment & Products - 0.3%
Brunswick Corp.	68,000	931,600
Eastman Kodak Co.	76,000	1,164,320
MarineMax, Inc. (a)	25,600	250,624
Polaris Industries, Inc.	27,900	1,331,388
		3,677,932
Media - 0.6%
E.W. Scripps Co. Class A	70,300	3,311,130
News Corp.:
Class A	63,600	1,141,620
Class B	8,400	156,240
The DIRECTV Group, Inc. (a)	29,600	831,760
Valassis Communications, Inc. (a)	57,624	915,645
Viacom, Inc. Class B (non-vtg.) (a)	30,665	1,098,420
		7,454,815
Multiline Retail - 0.1%
Sears Holdings Corp. (a)(e)	11,500	974,280
Tuesday Morning Corp. (a)	97,785	506,526
		1,480,806
Specialty Retail - 1.1%
AutoZone, Inc. (a)	5,900	746,704
Best Buy Co., Inc.	15,000	700,350
Citi Trends, Inc. (a)	38,258	849,328
Foot Locker, Inc.	150,900	2,204,649
OfficeMax, Inc.	91,600	1,985,888
Shoe Carnival, Inc. (a)	43,946	641,612
Staples, Inc.	60,500	1,418,725
The Children's Place Retail Stores, Inc. (a)	79,290	2,729,162
The Men's Wearhouse, Inc.	30,100	623,973
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Tween Brands, Inc. (a)	28,000	$ 556,080
Williams-Sonoma, Inc.	81,300	2,066,646
		14,523,117
Textiles, Apparel & Luxury Goods - 0.3%
Lululemon Athletica, Inc.	2,100	67,179
LVMH Moet Hennessy - Louis Vuitton	5,500	643,523
Polo Ralph Lauren Corp. Class A	18,500	1,292,225
VF Corp.	16,200	1,226,340
		3,229,267
TOTAL CONSUMER DISCRETIONARY		73,054,494
CONSUMER STAPLES - 2.3%
Beverages - 0.1%
Carlsberg AS	3,475	360,567
Remy Cointreau SA	16,112	951,985
		1,312,552
Food & Staples Retailing - 0.4%
Kroger Co.	56,600	1,564,424
Rite Aid Corp. (a)	581,500	1,308,375
SUPERVALU, Inc.	33,500	1,174,845
Winn-Dixie Stores, Inc. (a)	62,266	1,123,901
		5,171,545
Food Products - 1.0%
B&G Foods, Inc. unit	156,900	2,761,440
Bunge Ltd.	20,600	2,459,022
Cermaq ASA	101,300	1,300,627
Corn Products International, Inc.	85,685	4,028,052
Lighthouse Caledonia ASA	17,850	20,504
Marine Harvest ASA (a)	1,600,000	1,078,898
Tyson Foods, Inc. Class A	103,200	1,944,288
		13,592,831
Household Products - 0.1%
Energizer Holdings, Inc. (a)	9,900	807,741
Personal Products - 0.3%
Avon Products, Inc.	86,400	3,374,784
Shiseido Co. Ltd.	17,000	416,777
		3,791,561
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 0.4%
Altria Group, Inc.	71,200	$ 1,584,912
Philip Morris International, Inc. (a)	68,300	3,596,678
		5,181,590
TOTAL CONSUMER STAPLES		29,857,820
ENERGY - 7.9%
Energy Equipment & Services - 0.8%
Hercules Offshore, Inc. (a)	68,400	2,320,128
Nabors Industries Ltd. (a)	99,855	4,197,904
National Oilwell Varco, Inc. (a)	47,261	3,937,787
		10,455,819
Oil, Gas & Consumable Fuels - 7.1%
Arch Coal, Inc.	31,200	2,025,192
BP PLC sponsored ADR	3,100	224,781
Cabot Oil & Gas Corp.	60,400	3,639,100
Canadian Natural Resources Ltd.	31,900	3,122,251
Chesapeake Energy Corp.	15,316	838,857
Chevron Corp.	172,000	17,053,800
ConocoPhillips	63,200	5,883,920
CONSOL Energy, Inc.	27,400	2,673,144
El Paso Corp.	35,300	690,115
El Paso Pipeline Partners LP	14,300	327,613
Exxon Mobil Corp.	322,125	28,591,813
Forest Oil Corp. (a)	54,098	3,611,042
Foundation Coal Holdings, Inc.	10,400	693,992
Occidental Petroleum Corp.	12,800	1,176,704
Patriot Coal Corp. (a)	4,010	433,601
PetroHawk Energy Corp. (a)	90,200	2,650,076
Plains Exploration & Production Co. (a)	55,300	3,952,844
Quicksilver Resources, Inc. (a)	75,400	2,746,822
Range Resources Corp.	58,309	3,834,400
SandRidge Energy, Inc.	4,000	220,000
Teekay Corp.	22,050	1,108,674
Tesoro Corp.	7,400	183,890
Valero Energy Corp.	115,356	5,864,699
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Western Gas Partners LP	25,700	$ 430,475
Williams Companies, Inc.	26,400	1,004,256
		92,982,061
TOTAL ENERGY		103,437,880
FINANCIALS - 26.6%
Capital Markets - 2.0%
Bank of New York Mellon Corp.	65,539	2,918,452
Charles Schwab Corp.	65,800	1,459,444
Fortress Investment Group LLC (e)	106,800	1,530,444
Janus Capital Group, Inc.	66,500	1,928,500
Lehman Brothers Holdings, Inc.	195,100	7,181,631
Merrill Lynch & Co., Inc.	64,500	2,832,840
Morgan Stanley	105,600	4,670,688
State Street Corp.	27,200	1,958,944
T. Rowe Price Group, Inc.	43,599	2,525,254
		27,006,197
Commercial Banks - 1.8%
Boston Private Financial Holdings, Inc.	97,202	819,413
First Merchants Corp.	68,300	1,690,425
First Midwest Bancorp, Inc., Delaware	58,800	1,534,680
IBERIABANK Corp.	36,200	1,909,188
Regions Financial Corp.	73,300	1,306,206
SunTrust Banks, Inc.	28,800	1,503,648
Susquehanna Bancshares, Inc., Pennsylvania	29,700	571,725
UCBH Holdings, Inc.	62,700	305,976
Wachovia Corp.	161,100	3,834,180
Wells Fargo & Co.	313,100	8,632,167
Wintrust Financial Corp.	4,300	134,074
Zions Bancorp	34,700	1,495,223
		23,736,905
Consumer Finance - 0.2%
Capital One Financial Corp.	31,694	1,525,115
Discover Financial Services	41,600	713,440
		2,238,555
Diversified Financial Services - 3.6%
Bank of America Corp.	382,393	13,005,186
CIT Group, Inc.	176,600	1,766,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.	611,900	$ 13,394,491
JPMorgan Chase & Co.	425,904	18,313,872
KKR Financial Holdings LLC	51,600	627,456
		47,107,005
Insurance - 3.0%
AFLAC, Inc.	47,800	3,208,814
American Equity Investment Life Holding Co.	6,066	64,118
American International Group, Inc.	344,900	12,416,400
Aspen Insurance Holdings Ltd.	155,848	3,983,475
Endurance Specialty Holdings Ltd.	113,695	3,826,974
Hartford Financial Services Group, Inc.	25,900	1,840,713
MetLife, Inc.	41,600	2,497,248
National Financial Partners Corp.	41,900	1,023,198
Old Republic International Corp.	123,800	1,863,190
Platinum Underwriters Holdings Ltd.	124,866	4,428,997
Principal Financial Group, Inc.	37,700	2,031,276
RenaissanceRe Holdings Ltd.	45,200	2,357,632
		39,542,035
Real Estate Investment Trusts - 14.2%
Alexandria Real Estate Equities, Inc.	45,200	4,714,360
American Campus Communities, Inc.	170,300	5,180,526
Annaly Capital Management, Inc.	179,900	3,204,019
Apartment Investment & Management Co. Class A	159,706	6,319,566
AvalonBay Communities, Inc.	25,060	2,536,072
Boston Properties, Inc.	60,814	5,943,960
BRE Properties, Inc.	44,800	2,171,008
Camden Property Trust (SBI)	53,100	2,615,706
CapitalSource, Inc.	59,700	916,992
Cedar Shopping Centers, Inc.	98,000	1,195,600
Chimera Investment Corp.	129,600	1,796,256
Corporate Office Properties Trust (SBI)	107,900	4,090,489
DCT Industrial Trust, Inc.	270,151	2,633,972
Developers Diversified Realty Corp.	150,100	5,955,968
Digital Realty Trust, Inc. (e)	30,300	1,281,690
Equity Residential (SBI)	88,980	3,762,964
Franklin Street Properties Corp.	102,740	1,517,470
General Growth Properties, Inc.	342,825	14,247,807
HCP, Inc.	117,400	4,022,124
Healthcare Realty Trust, Inc.	149,100	3,958,605
Highwoods Properties, Inc. (SBI)	205,400	7,394,400
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Home Properties, Inc.	117,000	$ 5,990,400
Host Hotels & Resorts, Inc.	159,945	2,749,455
Inland Real Estate Corp.	260,100	4,083,570
Kilroy Realty Corp.	59,400	3,238,488
Kimco Realty Corp.	94,038	3,700,395
LaSalle Hotel Properties (SBI)	148,800	4,883,616
Medical Properties Trust, Inc.	64,700	789,987
Pennsylvania Real Estate Investment Trust (SBI)	73,900	1,984,215
Plum Creek Timber Co., Inc.	47,500	2,215,875
Post Properties, Inc.	24,100	855,791
Potlatch Corp.	62,030	2,998,530
ProLogis Trust	202,465	12,538,657
Public Storage	150,036	13,222,673
Rayonier, Inc. (a)	51,320	2,435,647
Simon Property Group, Inc.	141,410	14,050,498
SL Green Realty Corp.	96,600	9,631,020
U-Store-It Trust	124,100	1,577,311
UDR, Inc.	98,540	2,437,880
Ventas, Inc.	62,800	2,993,048
Vornado Realty Trust	97,250	9,504,243
		187,340,853
Real Estate Management & Development - 0.9%
Brookfield Properties Corp.	109,800	2,208,079
CB Richard Ellis Group, Inc. Class A (a)	323,000	7,254,580
Jones Lang LaSalle, Inc.	19,100	1,347,314
Norwegian Property ASA (e)	91,000	624,326
		11,434,299
Thrifts & Mortgage Finance - 0.9%
Astoria Financial Corp.	26,100	622,746
Downey Financial Corp. (e)	18,100	121,632
Fannie Mae	94,100	2,542,582
Freddie Mac	40,000	1,016,800
New York Community Bancorp, Inc.	149,500	3,067,740
People's United Financial, Inc.	69,700	1,152,141
Washington Federal, Inc.	122,200	2,736,058
Washington Mutual, Inc.	122,800	1,107,656
		12,367,355
TOTAL FINANCIALS		350,773,204
Common Stocks - continued
	Shares	Value
HEALTH CARE - 3.2%
Biotechnology - 0.2%
Amgen, Inc. (a)	18,100	$ 796,943
Cubist Pharmaceuticals, Inc. (a)	36,300	691,878
Genentech, Inc. (a)	10,000	708,700
Theravance, Inc. (a)	27,500	372,075
		2,569,596
Health Care Equipment & Supplies - 1.2%
American Medical Systems Holdings, Inc. (a)	123,424	1,864,937
Baxter International, Inc.	64,500	3,940,950
Boston Scientific Corp. (a)	58,200	773,478
Covidien Ltd.	152,882	7,657,859
Hill-Rom Holdings, Inc.	35,900	1,103,925
		15,341,149
Health Care Providers & Services - 0.9%
Amedisys, Inc. (a)	51,107	2,596,747
Brookdale Senior Living, Inc.	50,427	1,330,264
Chemed Corp.	23,300	843,926
Emeritus Corp. (a)	125,501	2,664,386
HealthSouth Corp. (a)	67,698	1,267,984
Pediatrix Medical Group, Inc. (a)	12,500	672,875
PSS World Medical, Inc. (a)	74,100	1,350,102
Tenet Healthcare Corp. (a)	173,100	1,021,290
Universal Health Services, Inc. Class B	13,000	845,000
		12,592,574
Health Care Technology - 0.1%
Cerner Corp. (a)	33,800	1,533,506
Life Sciences Tools & Services - 0.2%
Applera Corp. - Applied Biosystems Group	42,500	1,477,300
Varian, Inc. (a)	13,057	724,533
		2,201,833
Pharmaceuticals - 0.6%
Barr Pharmaceuticals, Inc. (a)	16,200	709,560
Pfizer, Inc.	216,700	4,195,312
Sepracor, Inc. (a)	90,548	1,956,742
Wyeth	32,100	1,427,487
		8,289,101
TOTAL HEALTH CARE		42,527,759
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 4.9%
Aerospace & Defense - 1.4%
General Dynamics Corp.	37,200	$ 3,427,980
Heico Corp. Class A	31,361	1,242,523
Honeywell International, Inc.	64,800	3,863,376
Lockheed Martin Corp.	26,900	2,943,936
Northrop Grumman Corp.	12,300	928,158
Stanley, Inc. (a)	26,000	820,560
United Technologies Corp.	73,500	5,221,440
		18,447,973
Air Freight & Logistics - 0.2%
FedEx Corp.	13,600	1,247,256
United Parcel Service, Inc. Class B	26,600	1,889,132
		3,136,388
Airlines - 0.1%
AirTran Holdings, Inc. (a)	66,221	198,663
Delta Air Lines, Inc. (a)	34,400	211,560
UAL Corp.	14,300	122,122
US Airways Group, Inc. (a)	42,500	168,300
		700,645
Building Products - 0.4%
Masco Corp.	102,100	1,892,934
Owens Corning (a)	154,900	4,001,067
		5,894,001
Commercial Services & Supplies - 0.8%
ACCO Brands Corp. (a)	46,400	711,776
Avery Dennison Corp.	13,500	696,330
Consolidated Graphics, Inc. (a)	12,500	686,625
Copart, Inc. (a)	15,300	688,500
Diamond Management & Technology Consultants, Inc.	77,523	410,872
Equifax, Inc.	32,900	1,255,464
GeoEye, Inc. (a)	53,400	910,470
IHS, Inc. Class A (a)	12,400	738,544
R.R. Donnelley & Sons Co.	40,400	1,326,332
The Brink's Co.	9,900	717,552
Waste Management, Inc.	62,100	2,355,453
		10,497,918
Electrical Equipment - 0.1%
Acuity Brands, Inc.	14,300	761,475
Cooper Industries Ltd. Class A	22,400	1,044,512
		1,805,987
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.2%
General Electric Co.	82,400	$ 2,531,328
Machinery - 0.6%
Colfax Corp.	10,300	255,337
Cummins, Inc.	10,100	711,242
Eaton Corp.	13,400	1,295,512
Ingersoll-Rand Co. Ltd. Class A	42,500	1,871,700
Navistar International Corp. (a)	10,300	782,285
Pentair, Inc.	74,749	2,797,855
		7,713,931
Marine - 0.1%
Safe Bulkers, Inc.	34,500	652,050
Road & Rail - 0.8%
Canadian Pacific Railway Ltd.	47,700	3,484,717
J.B. Hunt Transport Services, Inc.	84,300	2,937,012
Kansas City Southern (a)	1,803	90,078
Knight Transportation, Inc.	77,200	1,409,672
Landstar System, Inc.	27,700	1,543,444
P.A.M. Transportation Services, Inc. (a)	48,863	716,332
		10,181,255
Trading Companies & Distributors - 0.2%
Rush Enterprises, Inc.:
Class A (a)	141,003	2,281,429
Class B (a)	17,800	267,712
		2,549,141
TOTAL INDUSTRIALS		64,110,617
INFORMATION TECHNOLOGY - 8.3%
Communications Equipment - 0.6%
Cisco Systems, Inc. (a)	80,600	2,153,632
Dycom Industries, Inc. (a)	35,600	610,540
Juniper Networks, Inc. (a)	70,300	1,934,656
Nokia Corp. sponsored ADR	86,200	2,448,080
Powerwave Technologies, Inc. (a)	48,400	195,052
		7,341,960
Computers & Peripherals - 1.3%
3PAR, Inc.	8,300	70,633
Apple, Inc. (a)	9,700	1,830,875
Hewlett-Packard Co.	59,000	2,776,540
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
International Business Machines Corp.	36,500	$ 4,724,195
NCR Corp. (a)	126,200	3,339,252
SanDisk Corp. (a)	21,415	606,259
Western Digital Corp. (a)	101,400	3,805,542
		17,153,296
Electronic Equipment & Instruments - 2.1%
Agilent Technologies, Inc. (a)	26,200	979,618
Amphenol Corp. Class A	221,800	10,342,534
Arrow Electronics, Inc. (a)	93,100	2,854,446
Avnet, Inc. (a)	98,100	2,895,912
Cogent, Inc. (a)	100,743	1,205,894
Flextronics International Ltd. (a)	158,500	1,697,535
Ingram Micro, Inc. Class A (a)	250,250	4,537,033
Mellanox Technologies Ltd. (a)	95,600	1,562,104
Tyco Electronics Ltd.	53,525	2,147,423
		28,222,499
Internet Software & Services - 0.4%
eBay, Inc. (a)	42,300	1,269,423
VeriSign, Inc. (a)	83,900	3,359,356
		4,628,779
IT Services - 0.8%
Accenture Ltd. Class A	26,600	1,085,812
Cognizant Technology Solutions Corp. Class A (a)	32,100	1,132,488
Fidelity National Information Services, Inc.	18,000	725,040
SRA International, Inc. Class A (a)	51,700	1,219,086
The Western Union Co.	31,000	732,840
Visa, Inc.	64,100	5,535,676
		10,430,942
Semiconductors & Semiconductor Equipment - 2.7%
Applied Materials, Inc.	110,300	2,185,043
ASML Holding NV (NY Shares)	53,000	1,587,880
Broadcom Corp. Class A (a)	86,500	2,481,685
Fairchild Semiconductor International, Inc. (a)	105,600	1,584,000
Hittite Microwave Corp. (a)	65,959	2,635,062
Infineon Technologies AG sponsored ADR (a)	76,100	688,705
Intersil Corp. Class A	46,400	1,293,168
Lam Research Corp. (a)	38,700	1,575,090
Linear Technology Corp.	22,600	831,002
Microchip Technology, Inc.	58,100	2,140,404
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Micron Technology, Inc. (a)	94,600	$ 763,422
National Semiconductor Corp.	104,700	2,203,935
NEC Electronics Corp. (a)	42,200	988,562
Netlogic Microsystems, Inc. (a)	26,400	996,864
ON Semiconductor Corp. (a)	603,400	5,967,626
Samsung Electronics Co. Ltd.	2,110	1,520,554
Skyworks Solutions, Inc. (a)	92,800	958,624
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	85,900	983,555
Teradyne, Inc. (a)	19,000	261,060
Texas Instruments, Inc.	22,500	730,800
Tower Semicondutor Ltd. (a)	549,300	538,314
Varian Semiconductor Equipment Associates, Inc. (a)	54,400	2,068,832
Xilinx, Inc.	28,200	767,040
		35,751,227
Software - 0.4%
Electronic Arts, Inc. (a)	33,594	1,686,419
Microsoft Corp.	63,300	1,792,656
THQ, Inc. (a)	59,400	1,274,130
Ubisoft Entertainment SA (a)	204	19,772
Voltaire Ltd.	64,100	378,831
		5,151,808
TOTAL INFORMATION TECHNOLOGY		108,680,511
MATERIALS - 1.6%
Chemicals - 0.9%
Albemarle Corp.	75,156	3,342,187
Arkema	19,600	1,251,990
Celanese Corp. Class A	103,500	5,040,450
Nalco Holding Co.	55,700	1,354,624
The Mosaic Co. (a)	7,300	914,836
Tronox, Inc. Class A	71,800	254,890
		12,158,977
Containers & Packaging - 0.4%
Owens-Illinois, Inc. (a)	60,277	3,449,050
Pactiv Corp. (a)	47,700	1,174,851
Rock-Tenn Co. Class A	20,000	713,800
		5,337,701
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.3%
Alcoa, Inc.	70,400	$ 2,857,536
Carpenter Technology Corp.	10,800	596,160
		3,453,696
TOTAL MATERIALS		20,950,374
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	414,315	16,531,169
CenturyTel, Inc.	28,689	1,015,877
FairPoint Communications, Inc.	3,637	32,733
Qwest Communications International, Inc.	225,400	1,093,190
Verizon Communications, Inc.	174,900	6,728,403
		25,401,372
UTILITIES - 2.7%
Electric Utilities - 1.7%
Allete, Inc.	31,500	1,399,230
Entergy Corp.	16,800	2,028,936
Exelon Corp.	93,900	8,263,200
Pepco Holdings, Inc.	155,810	4,213,102
PPL Corp.	131,111	6,727,305
		22,631,773
Gas Utilities - 0.0%
Energen Corp.	5,000	374,750
Independent Power Producers & Energy Traders - 0.1%
Reliant Energy, Inc. (a)	54,200	1,385,352
Multi-Utilities - 0.9%
Public Service Enterprise Group, Inc.	121,600	5,382,016
Wisconsin Energy Corp.	117,500	5,644,700
		11,026,716
TOTAL UTILITIES		35,418,591
TOTAL COMMON STOCKS (Cost $791,661,085)		854,212,622
Preferred Stocks - 19.3%
	Shares	Value
Convertible Preferred Stocks - 6.8%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
General Motors Corp. Series C, 6.25%	55,500	$ 905,760
Hotels, Restaurants & Leisure - 0.0%
Six Flags, Inc. 7.25% PIERS	2,100	27,038
Media - 0.0%
Emmis Communications Corp. Series A, 6.25%	10,100	251,995
TOTAL CONSUMER DISCRETIONARY		1,184,793
CONSUMER STAPLES - 0.4%
Food Products - 0.4%
Archer Daniels Midland Co. 6.25%	30,000	1,488,750
Bunge Ltd. 5.125%	3,000	3,276,378
		4,765,128
ENERGY - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Chesapeake Energy Corp. 4.50%	20,500	2,767,500
El Paso Corp. 4.99%	8,000	12,679,693
McMoRan Exploration Co. 6.75%	4,700	1,011,294
		16,458,487
FINANCIALS - 2.3%
Capital Markets - 0.6%
Legg Mason, Inc. 7.00%	21,000	1,024,905
Lehman Brothers Holdings, Inc. 7.25%	6,000	6,510,000
		7,534,905
Commercial Banks - 0.5%
Huntington Bancshares, Inc. 8.50%	1,300	1,297,400
Wachovia Corp. 7.50%	5,232	5,541,630
		6,839,030
Diversified Financial Services - 0.7%
Bank of America Corp. Series L, 7.25%	6,827	6,903,804
Carriage Services Capital Trust 7.00% TIDES	45,000	1,473,750
CIT Group, Inc. Series C, 8.75%	26,600	1,426,026
		9,803,580
Insurance - 0.3%
American International Group, Inc. Series A, 8.50%	53,300	3,930,555
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - 0.1%
HRPT Properties Trust 6.50%	34,390	$ 627,996
Thrifts & Mortgage Finance - 0.1%
Fannie Mae 8.75%	30,000	1,481,250
TOTAL FINANCIALS		30,217,316
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Omnicare Capital Trust II Series B, 4.00%	32,700	1,189,463
INDUSTRIALS - 0.3%
Road & Rail - 0.3%
Kansas City Southern:
4.25%	1,370	2,099,685
5.125%	1,000	1,787,300
		3,886,985
MATERIALS - 1.1%
Chemicals - 0.6%
Celanese Corp. 4.25%	132,600	8,213,244
Metals & Mining - 0.5%
Freeport-McMoRan Copper & Gold, Inc. 5.50%	2,489	6,204,980
TOTAL MATERIALS		14,418,224
UTILITIES - 1.3%
Independent Power Producers & Energy Traders - 0.6%
NRG Energy, Inc. 4.00% (f)	3,900	8,300,175
Multi-Utilities - 0.7%
CMS Energy Corp. 4.50%	116,000	9,427,320
TOTAL UTILITIES		17,727,495
TOTAL CONVERTIBLE PREFERRED STOCKS		89,847,891
Nonconvertible Preferred Stocks - 12.5%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
CBS Corp. 6.75%	40,000	898,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
H.J. Heinz Finance Co. 6.226% (f)	10	$ 1,008,672
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Apache Corp. (depositary shares) Series B, 5.68%	29,375	2,350,000
Devon Energy Corp. 6.49%	13,750	1,375,000
		3,725,000
FINANCIALS - 8.4%
Capital Markets - 1.4%
Deutsche Bank Contingent Capital Trust II 6.55%	80,000	1,810,400
Goldman Sachs Group, Inc.:
Series C, 4.9931%	40,000	820,800
Series D, 4.00%	160,000	3,200,000
Lehman Brothers Holdings, Inc.:
(depositary shares) Series F, 6.50%	89,015	1,734,012
Series C, 5.94%	40,000	1,440,000
Series D, 5.67%	34,900	1,187,298
Merrill Lynch & Co., Inc.:
Series 5, 5.86%	277,700	4,443,200
Series H, 3.97%	120,000	1,818,000
Morgan Stanley Capital I Trust 6.60%	80,000	1,772,800
		18,226,510
Commercial Banks - 1.2%
ABN AMRO Capital Funding Trust V 5.90%	20,000	418,000
ABN Amro Capital Funding Trust VII 6.08%	40,400	854,056
Barclays Bank PLC Series 2	40,000	929,200
BNY Capital V 5.95%	115,000	2,555,300
First Tennessee Bank NA, Memphis 3.90% (f)	5,000	2,700,000
Keycorp Capital IX 6.75%	40,000	800,000
Royal Bank of Scotland Group PLC Series R, 6.125%	40,000	828,800
Santander Finance Preferred SA Unipersonal:
4.00%	40,000	710,800
6.50%	40,000	850,800
6.80%	160,000	3,520,000
USB Capital XII 6.30%	80,000	1,781,600
		15,948,556
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Consumer Finance - 0.2%
HSBC USA, Inc.:
Series G, 4.9175%	80,000	$ 1,602,400
Series H, 6.50%	40,000	872,400
SLM Corp. 4.07%	1,200	69,120
		2,543,920
Diversified Financial Services - 1.0%
Bank of America Corp.:
Series D, 6.204%	20,000	432,200
Series E, 4.00%	40,000	720,000
Series H, 8.20%	80,000	1,992,800
CIT Group, Inc. Series B, 5.189%	15,000	780,000
Deutsche Bank Capital Funding Trust VIII 6.375%	140,000	3,229,800
General Electric Capital Corp. 6.05%	80,000	2,025,600
Merrill Lynch Capital Trust II 6.45%	200,000	4,186,000
		13,366,400
Insurance - 0.2%
American International Group, Inc. 6.45%	80,000	1,700,800
MetLife, Inc. Series A, 4.39%	40,000	828,000
		2,528,800
Real Estate Investment Trusts - 0.8%
Apartment Investment & Management Co. Series V, 8.00%	79,000	1,882,570
Hospitality Properties Trust:
Series B, 8.875%	125,000	2,998,750
Series C, 7.00%	100,000	1,855,000
Host Hotels & Resorts, Inc. Series E, 8.875%	20,000	507,000
Public Storage Series M, 6.625%	80,000	1,747,200
Vornado Realty Trust Series E, 7.00%	40,000	936,000
		9,926,520
Thrifts & Mortgage Finance - 3.6%
Countrywide Capital V 7.00%	80,000	1,452,000
Fannie Mae:
Series E, 5.10%	27,562	939,864
Series H, 5.81%	71,200	2,741,200
Series I, 5.375%	5,000	188,500
Series L, 5.125%	140,900	4,966,725
Series N, 5.50%	92,650	3,602,232
Series O, 7.00%	42,200	2,038,260
Series R, 7.65%	40,000	1,000,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Fannie Mae: - continued
Series S, 8.25%	120,000	$ 2,922,000
Series T, 8.25%	40,000	1,000,000
Freddie Mac:
5.30%	40,000	1,440,000
Series F, 5.00%	68,500	2,390,650
Series H, 5.10%	10,300	356,380
Series K, 5.79%	25,200	990,360
Series O, 5.81%	19,500	772,200
Series R, 5.70%	117,000	4,387,500
Series S, 4.00%	10,000	380,000
Series U, 5.90%	40,000	828,000
Series V, 5.57%	566,000	10,844,560
Series W, 5.66%	161,600	3,133,424
Sovereign Bancorp, Inc. Series C, 7.30%	80,000	1,623,200
		47,997,055
TOTAL FINANCIALS		110,537,761
MATERIALS - 0.1%
Chemicals - 0.1%
E.I. du Pont de Nemours & Co. Series B, 4.50%	9,900	777,249
Metals & Mining - 0.0%
Alcoa, Inc. 3.75%	6,400	435,200
TOTAL MATERIALS		1,212,449
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
AT&T, Inc. 6.375%	281,800	7,045,000
UTILITIES - 3.0%
Electric Utilities - 2.7%
Alabama Power Co.:
4.60%	2,000	160,000
5.20%	120,000	2,523,600
5.30%	88,600	1,980,210
5.625%	80,000	1,740,000
6.45%	80,000	1,920,000
Baltimore Gas & Electric Co. Series 1993, 6.70%	10,000	975,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
UTILITIES - continued
Electric Utilities - continued
Duquesne Light Co. 6.50%	106,050	$ 4,454,100
FPL Group Capital Trust I 5.875%	20,000	486,400
FPL Group Capital, Inc. Series E, 7.45%	80,000	2,083,200
Mid-American Energy Co. 4.40%	5,000	410,000
Pacific Gas & Electric Co.:
Series A, 5.00%	16,900	363,688
Series B, 5.50%	61,900	1,454,650
Series D 5.00%	69,200	1,480,880
PPL Electric Utilities Corp. 6.25%	230,000	5,606,250
Southern California Edison Co.:
4.78%	46,500	978,825
6.125%	35,000	3,185,000
Series B, 4.08%	27,271	499,059
Series C:
4.24%	94,600	1,773,750
6.00%	20,000	1,740,000
Series D, 4.32%	70,000	1,348,200
		35,162,812
Independent Power Producers & Energy Traders - 0.0%
Heco Capital Trust III 6.50%	12,000	297,000
Multi-Utilities - 0.3%
Consolidated Edison Co. of New York, Inc. Series A, 5.00%	28,705	2,533,216
San Diego Gas & Electric Co. 1.70%	67,548	1,768,913
		4,302,129
TOTAL UTILITIES		39,761,941
TOTAL NONCONVERTIBLE PREFERRED STOCKS		164,188,823
TOTAL PREFERRED STOCKS (Cost $265,602,428)		254,036,714
Investment Companies - 0.1%

Ares Capital Corp. (Cost $2,370,235)	144,312	1,788,026
Preferred Securities - 0.4%
	Principal Amount	Value
FINANCIALS - 0.4%
Commercial Banks - 0.3%
PNC Preferred Funding Trust I 6.517% 12/31/49 (f)(g)	3,000,000	$ 2,291,440
SunTrust Preferred Capital I 5.853% 12/15/49 (g)	1,000,000	817,026
		3,108,466
Diversified Financial Services - 0.1%
Wachovia Capital Trust III 5.8% (g)	2,000,000	1,554,587
TOTAL PREFERRED SECURITIES (Cost $5,999,641)		4,663,053
Money Market Funds - 1.4%
	Shares
Fidelity Cash Central Fund, 2.44% (b)	15,781,585	15,781,585
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	2,821,640	2,821,640
TOTAL MONEY MARKET FUNDS (Cost $18,603,225)		18,603,225
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $1,255,414,070)		1,323,186,962
NET OTHER ASSETS - (0.5)%		(6,086,673)
NET ASSETS - 100%		$ 1,317,100,289
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $61,545,177 or 4.7% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 395,742
Fidelity Securities Lending Cash Central Fund	79,387
Total	$ 475,129
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,323,186,962	$ 1,004,867,566	$ 318,319,396	$ 0
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 1,085,056
Total Realized Gain (Loss)	391,743
Total Unrealized Gain (Loss)	(333,463)
Cost of Purchases	0
Proceeds of Sales	(1,143,336)
Amortization/Accretion	0
Transfer in/out of Level 3	0
Ending Balance	$ 0

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Other Information - continued
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA,AA,A	1.9%
BBB	2.1%
BB	4.6%
B	2.9%
CCC,CC,C	0.2%
Not Rated	3.1%
Equities	84.3%
Short-Term Investments and Net Other Assets	0.9%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,702,350) - See accompanying schedule: Unaffiliated issuers (cost $1,236,810,845)	$ 1,304,583,737
Fidelity Central Funds (cost $18,603,225)	18,603,225
Total Investments (cost $1,255,414,070)		$ 1,323,186,962
Cash		7,188
Receivable for investments sold		17,149,054
Receivable for fund shares sold		4,474,752
Dividends receivable		1,811,849
Interest receivable		1,161,915
Distributions receivable from Fidelity Central Funds		48,081
Prepaid expenses		3,090
Other receivables		1,066
Total assets		1,347,843,957

Liabilities
Payable for investments purchased	$ 20,928,170
Payable for fund shares redeemed	5,872,768
Accrued management fee	617,873
Distribution fees payable	194,198
Other affiliated payables	263,616
Other payables and accrued expenses	45,403
Collateral on securities loaned, at value	2,821,640
Total liabilities		30,743,668

Net Assets		$ 1,317,100,289
Net Assets consist of:
Paid in capital		$ 1,266,855,126
Undistributed net investment income		5,829,253
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(23,354,151)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		67,770,061
Net Assets		$ 1,317,100,289

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($156,930,983 ÷ 12,743,162 shares)	$ 12.31

Maximum offering price per share (100/94.25 of $12.31)	$ 13.06
Class T: Net Asset Value and redemption price per share ($133,508,864 ÷ 10,852,173 shares)	$ 12.30

Maximum offering price per share (100/96.50 of $12.30)	$ 12.75
Class B: Net Asset Value and offering price per share ($32,372,933 ÷ 2,639,048 shares)A	$ 12.27

Class C: Net Asset Value and offering price per share ($93,152,366 ÷ 7,590,843 shares)A	$ 12.27

Strategic Dividend and Income: Net Asset Value, offering price and redemption price per share ($865,711,317 ÷ 70,012,945 shares)	$ 12.37

Institutional Class: Net Asset Value, offering price and redemption price per share ($35,423,826 ÷ 2,868,378 shares)	$ 12.35

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2008 (Unaudited)

Investment Income
Dividends		$ 17,857,802
Interest		3,890,313
Income from Fidelity Central Funds		475,129
Total income		22,223,244

Expenses
Management fee	$ 3,922,433
Transfer agent fees	1,427,329
Distribution fees	1,189,454
Accounting and security lending fees	222,664
Custodian fees and expenses	38,784
Independent trustees' compensation	3,197
Registration fees	65,328
Audit	24,458
Legal	12,528
Interest	1,485
Miscellaneous	5,688
Total expenses before reductions	6,913,348
Expense reductions	(11,473)	6,901,875
Net investment income (loss)		15,321,369
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(12,249,373)
Investment not meeting investment restrictions	7,503
Foreign currency transactions	(35,220)
Total net realized gain (loss)		(12,277,090)
Change in net unrealized appreciation (depreciation) on: Investment securities	(41,994,294)
Assets and liabilities in foreign currencies	(2,837)
Total change in net unrealized appreciation (depreciation)		(41,997,131)
Net gain (loss)		(54,274,221)
Net increase (decrease) in net assets resulting from operations		$ (38,952,852)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2008 (Unaudited)	Year ended November 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,321,369	$ 27,133,824
Net realized gain (loss)	(12,277,090)	81,287,179
Change in net unrealized appreciation (depreciation)	(41,997,131)	(60,780,076)
Net increase (decrease) in net assets resulting from operations	(38,952,852)	47,640,927
Distributions to shareholders from net investment income	(15,563,653)	(24,961,705)
Distributions to shareholders from net realized gain	(76,042,474)	(67,051,469)
Total distributions	(91,606,127)	(92,013,174)
Share transactions - net increase (decrease)	(229,778,649)	343,480,119
Total increase (decrease) in net assets	(360,337,628)	299,107,872

Net Assets
Beginning of period	1,677,437,917	1,378,330,045
End of period (including undistributed net investment income of $5,829,253 and undistributed net investment income of $6,071,537, respectively)	$ 1,317,100,289	$ 1,677,437,917

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 13.28	$ 13.66	$ 12.18	$ 11.09	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.13	.20	.19	.18	.16
Net realized and unrealized gain (loss)	(.36)	.28	1.61	1.10	1.04
Total from investment operations	(.23)	.48	1.80	1.28	1.20
Distributions from net investment income	(.13)	(.20)	(.19)	(.19)	(.11)
Distributions from net realized gain	(.61)	(.66)	(.13)	-	-
Total distributions	(.74)	(.86)	(.32)	(.19)	(.11)
Net asset value, end of period	$ 12.31	$ 13.28	$ 13.66	$ 12.18	$ 11.09
Total Return B, C, D	(1.82)%	3.59%	15.01%	11.63%	12.01%
Ratios to Average Net Assets F, I
Expenses before reductions	1.10% A	1.10%	1.14%	1.16%	1.20% A
Expenses net of fee waivers, if any	1.10% A	1.10%	1.14%	1.16%	1.20% A
Expenses net of all reductions	1.09% A	1.09%	1.14%	1.13%	1.17% A
Net investment income (loss)	2.07% A	1.49%	1.52%	1.60%	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 156,931	$ 166,554	$ 70,083	$ 38,886	$ 21,985
Portfolio turnover rate G	108% A	90%	125%	64%	66% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period December 23, 2003 (commencement of operations) to November 30, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 13.26	$ 13.64	$ 12.17	$ 11.08	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.11	.17	.17	.16	.13
Net realized and unrealized gain (loss)	(.35)	.27	1.59	1.09	1.04
Total from investment operations	(.24)	.44	1.76	1.25	1.17
Distributions from net investment income	(.11)	(.16)	(.16)	(.16)	(.09)
Distributions from net realized gain	(.61)	(.66)	(.13)	-	-
Total distributions	(.72)	(.82)	(.29)	(.16)	(.09)
Net asset value, end of period	$ 12.30	$ 13.26	$ 13.64	$ 12.17	$ 11.08
Total Return B, C, D	(1.88)%	3.34%	14.70%	11.43%	11.75%
Ratios to Average Net Assets F, I
Expenses before reductions	1.34% A	1.32%	1.35%	1.38%	1.45% A
Expenses net of fee waivers, if any	1.34% A	1.32%	1.35%	1.38%	1.45% A
Expenses net of all reductions	1.34% A	1.32%	1.35%	1.35%	1.42% A
Net investment income (loss)	1.82% A	1.27%	1.31%	1.38%	1.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 133,509	$ 158,962	$ 119,834	$ 79,920	$ 36,526
Portfolio turnover rate G	108% A	90%	125%	64%	66% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period December 23, 2003 (commencement of operations) to November 30, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 13.23	$ 13.61	$ 12.14	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.09	.09	.09	.09
Net realized and unrealized gain (loss)	(.36)	.28	1.59	1.09	1.03
Total from investment operations	(.28)	.37	1.68	1.18	1.12
Distributions from net investment income	(.07)	(.09)	(.08)	(.10)	(.06)
Distributions from net realized gain	(.61)	(.66)	(.13)	-	-
Total distributions	(.68)	(.75)	(.21)	(.10)	(.06)
Net asset value, end of period	$ 12.27	$ 13.23	$ 13.61	$ 12.14	$ 11.06
Total Return B, C, D	(2.16)%	2.79%	14.05%	10.73%	11.24%
Ratios to Average Net Assets F, I
Expenses before reductions	1.91% A	1.91%	1.96%	1.96%	1.99% A
Expenses net of fee waivers, if any	1.91% A	1.91%	1.96%	1.95%	1.95% A
Expenses net of all reductions	1.91% A	1.91%	1.96%	1.93%	1.92% A
Net investment income (loss)	1.25% A	.67%	.70%	.81%	.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,373	$ 37,288	$ 23,992	$ 19,744	$ 13,457
Portfolio turnover rate G	108% A	90%	125%	64%	66% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period December 23, 2003 (commencement of operations) to November 30, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 13.23	$ 13.61	$ 12.15	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.10	.10	.10	.09
Net realized and unrealized gain (loss)	(.35)	.27	1.58	1.09	1.03
Total from investment operations	(.27)	.37	1.68	1.19	1.12
Distributions from net investment income	(.08)	(.09)	(.09)	(.10)	(.06)
Distributions from net realized gain	(.61)	(.66)	(.13)	-	-
Total distributions	(.69)	(.75)	(.22)	(.10)	(.06)
Net asset value, end of period	$ 12.27	$ 13.23	$ 13.61	$ 12.15	$ 11.06
Total Return B, C, D	(2.14)%	2.84%	14.05%	10.85%	11.24%
Ratios to Average Net Assets F, I
Expenses before reductions	1.86% A	1.85%	1.89%	1.90%	1.94% A
Expenses net of fee waivers, if any	1.86% A	1.85%	1.89%	1.90%	1.94% A
Expenses net of all reductions	1.86% A	1.85%	1.88%	1.87%	1.92% A
Net investment income (loss)	1.30% A	.74%	.78%	.86%	.93% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 93,152	$ 106,122	$ 75,301	$ 49,713	$ 28,795
Portfolio turnover rate G	108% A	90%	125%	64%	66% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period December 23, 2003 (commencement of operations) to November 30, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Dividend and Income

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.33	$ 13.70	$ 12.22	$ 11.11	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.14	.25	.24	.22	.19
Net realized and unrealized gain (loss)	(.35)	.27	1.60	1.11	1.04
Total from investment operations	(.21)	.52	1.84	1.33	1.23
Distributions from net investment income	(.14)	(.23)	(.23)	(.22)	(.12)
Distributions from net realized gain	(.61)	(.66)	(.13)	-	-
Total distributions	(.75)	(.89)	(.36)	(.22)	(.12)
Net asset value, end of period	$ 12.37	$ 13.33	$ 13.70	$ 12.22	$ 11.11
Total Return B, C	(1.59)%	3.92%	15.33%	12.08%	12.32%
Ratios to Average Net Assets E, H
Expenses before reductions	.80% A	.79%	.80%	.82%	.90% A
Expenses net of fee waivers, if any	.80% A	.79%	.80%	.82%	.90% A
Expenses net of all reductions	.79% A	.78%	.79%	.79%	.87% A
Net investment income (loss)	2.36% A	1.80%	1.87%	1.94%	1.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 865,711	$ 1,172,143	$ 1,075,348	$ 798,113	$ 476,032
Portfolio turnover rate F	108% A	90%	125%	64%	66% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 23, 2003 (commencement of operations) to November 30, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.31	$ 13.68	$ 12.21	$ 11.11	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.14	.24	.23	.22	.19
Net realized and unrealized gain (loss)	(.35)	.28	1.59	1.10	1.04
Total from investment operations	(.21)	.52	1.82	1.32	1.23
Distributions from net investment income	(.14)	(.23)	(.22)	(.22)	(.12)
Distributions from net realized gain	(.61)	(.66)	(.13)	-	-
Total distributions	(.75)	(.89)	(.35)	(.22)	(.12)
Net asset value, end of period	$ 12.35	$ 13.31	$ 13.68	$ 12.21	$ 11.11
Total Return B, C	(1.60)%	3.94%	15.24%	11.98%	12.38%
Ratios to Average Net Assets E, H
Expenses before reductions	.82% A	.81%	.82%	.83%	.88% A
Expenses net of fee waivers, if any	.82% A	.81%	.82%	.83%	.88% A
Expenses net of all reductions	.81% A	.80%	.82%	.81%	.85% A
Net investment income (loss)	2.34% A	1.78%	1.84%	1.93%	2.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,424	$ 36,369	$ 13,771	$ 9,798	$ 4,973
Portfolio turnover rate F	108% A	90%	125%	64%	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 23, 2003 (commencement of operations) to November 30, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2008 (Unaudited)

1. Organization.

Fidelity Strategic Dividend & Income Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Strategic Dividend & Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, monitoring changes in interest rates and credit quality, reviewing developments in foreign markets by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

A summary of the inputs used as of May 31, 2008, in valuing the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, certain foreign taxes, partnerships and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 163,292,876
Unrealized depreciation	(115,124,170)
Net unrealized appreciation (depreciation)	$ 48,168,706
Cost for federal income tax purposes	$ 1,275,018,256

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $750,680,626 and $1,039,094,565, respectively.

The Fund realized a gain on the sale of an investment not meeting the investment restrictions of the Fund.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 196,719	$ 16,918
Class T	.25%	.25%	348,002	13,036
Class B	.75%	.25%	166,849	125,357
Class C	.75%	.25%	477,884	144,312
			$ 1,189,454	$ 299,623

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 58,063
Class T	16,734
Class B*	37,304
Class C*	13,408
$ 125,509

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Strategic & Income Fund shares. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 184,589.23
Class T	157,091.23
Class B	49,952.30
Class C	120,617.25
Strategic Dividend and Income	881,491.19
Institutional Class	33,589.21
	$ 1,427,329

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $24,127 for the period.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 14,444,000	3.70%	$ 1,485

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,504 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $79,387.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $7,688 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,097.

During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 190
Strategic Dividend and Income	1,114
Institutional Class	384
$ 1,688

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $27,253, which is recorded in the accompanying Statement of Operations.

Semiannual Report

10. Other - continued

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2008	Year ended November 30, 2007
From net investment income
Class A	$ 1,594,504	$ 1,659,834
Class T	1,242,325	1,803,121
Class B	199,619	207,762
Class C	591,447	656,096
Strategic Dividend and Income	11,555,628	20,174,303
Institutional Class	380,130	460,589
Total	$ 15,563,653	$ 24,961,705
From net realized gain
Class A	$ 7,739,325	$ 3,476,044
Class T	7,183,792	5,864,593
Class B	1,725,962	1,178,860
Class C	4,865,229	3,680,940
Strategic Dividend and Income	52,877,519	52,196,348
Institutional Class	1,650,647	654,684
Total	$ 76,042,474	$ 67,051,469

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2008	Year ended November 30, 2007	Six months ended May 31, 2008	Year ended November 30, 2007
Class A
Shares sold	2,371,735	9,202,276	$ 28,862,932	$ 125,609,242
Reinvestment of distributions	668,550	324,134	8,361,987	4,316,521
Shares redeemed	(2,840,388)	(2,115,549)	(34,261,621)	(28,515,536)
Net increase (decrease)	199,897	7,410,861	$ 2,963,298	$ 101,410,227

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions - continued

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2008	Year ended November 30, 2007	Six months ended May 31, 2008	Year ended November 30, 2007
Class T
Shares sold	736,898	5,412,451	$ 8,980,110	$ 73,116,647
Reinvestment of distributions	603,876	515,154	7,556,845	6,807,283
Shares redeemed	(2,473,798)	(2,728,865)	(29,920,191)	(36,971,413)
Net increase (decrease)	(1,133,024)	3,198,740	$ (13,383,236)	$ 42,952,517
Class B
Shares sold	250,916	1,488,228	$ 3,073,614	$ 20,168,960
Reinvestment of distributions	126,244	84,796	1,577,150	1,114,512
Shares redeemed	(557,274)	(516,972)	(6,695,912)	(6,968,443)
Net increase (decrease)	(180,114)	1,056,052	$ (2,045,148)	$ 14,315,029
Class C
Shares sold	785,758	3,860,667	$ 9,589,956	$ 52,345,524
Reinvestment of distributions	346,831	259,139	4,335,843	3,407,525
Shares redeemed	(1,561,958)	(1,631,836)	(18,849,007)	(22,089,331)
Net increase (decrease)	(429,369)	2,487,970	$ (4,923,208)	$ 33,663,718
Strategic Dividend and Income
Shares sold	5,153,752	40,384,688	$ 62,988,521	$ 548,453,896
Reinvestment of distributions	4,601,777	4,871,099	57,763,846	64,672,261
Shares redeemed	(27,683,263)	(35,835,911)	(334,881,979)	(485,849,599)
Net increase (decrease)	(17,927,734)	9,419,876	$ (214,129,612)	$ 127,276,558
Institutional Class
Shares sold	585,002	2,239,208	$ 7,149,235	$ 30,847,189
Reinvestment of distributions	113,647	40,647	1,424,535	549,750
Shares redeemed	(562,055)	(554,347)	(6,834,513)	(7,534,869)
Net increase (decrease)	136,594	1,725,508	$ 1,739,257	$ 23,862,070

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASDI-USAN-0708
1.802528.104

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Strategic Dividend & Income
Fund - Institutional Class

Semiannual Report

May 31, 2008

Institutional Class
is a class of Fidelity®
Strategic Dividend &
Income® Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidleines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investing momentum appeared to shift back in favor of equities as we approached the mid-point of 2008, offsetting some - but not all - of the market's earlier weakness. However, the outlook for the remainder of the year was far from certain. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2007 to May 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Expenses Paid During Period* December 1, 2007 to May 31, 2008
Class A
Actual	$ 1,000.00	$ 981.80	$ 5.45
HypotheticalA	$ 1,000.00	$ 1,019.50	$ 5.55
Class T
Actual	$ 1,000.00	$ 981.20	$ 6.64
HypotheticalA	$ 1,000.00	$ 1,018.30	$ 6.76
Class B
Actual	$ 1,000.00	$ 978.40	$ 9.45
HypotheticalA	$ 1,000.00	$ 1,015.45	$ 9.62
Class C
Actual	$ 1,000.00	$ 978.60	$ 9.20
HypotheticalA	$ 1,000.00	$ 1,015.70	$ 9.37
Strategic Dividend and Income
Actual	$ 1,000.00	$ 984.10	$ 3.97
HypotheticalA	$ 1,000.00	$ 1,021.00	$ 4.04
Institutional Class
Actual	$ 1,000.00	$ 984.00	$ 4.07
HypotheticalA	$ 1,000.00	$ 1,020.90	$ 4.14

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.10%
Class T	1.34%
Class B	1.91%
Class C	1.86%
Strategic Dividend and Income	.80%
Institutional Class	.82%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Investments as of May 31, 2008
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	2.2	1.6
Chesapeake Energy Corp. 2.5% 5/15/37	2.0	1.6
JPMorgan Chase & Co.	1.4	1.2
Chevron Corp.	1.3	0.0
AT&T, Inc.	1.2	1.5
General Growth Properties, Inc.	1.1	0.8
Simon Property Group, Inc.	1.1	1.1
Citigroup, Inc.	1.0	1.1
Public Storage	1.0	0.7
Bank of America Corp.	1.0	1.1
	13.3
Top Five Market Sectors as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	40.2	34.3
Energy	12.8	12.2
Information Technology	11.8	12.8
Utilities	7.2	7.6
Industrials	6.5	9.7
Asset Allocation (% of fund's net assets)
As of May 31, 2008 *		As of November 30, 2007 **
	Common Stocks and Investment Companies 65.0%		Common Stocks and Investment Companies 65.9%
	Preferred Stocks 19.3%		Preferred Stocks 15.7%
	Convertible Bonds 13.3%		Convertible Bonds 15.1%
	Other Investments 1.5%		Other Investments 1.6%
	Short-Term Investments and Net Other Assets 0.9%		Short-Term Investments and Net Other Assets 1.7%
* Foreign investments	7.0%	** Foreign investments	8.8%

Semiannual Report

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 14.4%
	Principal Amount	Value
Convertible Bonds - 13.3%
CONSUMER DISCRETIONARY - 0.5%
Diversified Consumer Services - 0.4%
Stewart Enterprises, Inc.:
3.375% 7/15/16 (f)	$ 2,250,000	$ 2,013,075
3.375% 7/15/16	3,600,000	3,220,920
		5,233,995
Media - 0.1%
Regal Entertainment Group 6.25% 3/15/11 (f)	1,000,000	992,100
Specialty Retail - 0.0%
United Auto Group, Inc. 3.5% 4/1/26	750,000	818,970
TOTAL CONSUMER DISCRETIONARY		7,045,065
CONSUMER STAPLES - 0.8%
Beverages - 0.2%
Molson Coors Brewing Co. 2.5% 7/30/13	1,600,000	2,050,720
Food & Staples Retailing - 0.6%
Nash-Finch Co. 1.6314% 3/15/35 (d)	7,070,000	3,300,417
Rite Aid Corp. 8.5% 5/15/15	900,000	985,050
The Great Atlantic & Pacific Tea Co. 5.125% 6/15/11	1,870,000	1,853,766
The Pantry, Inc. 3% 11/15/12	3,060,000	2,167,673
		8,306,906
TOTAL CONSUMER STAPLES		10,357,626
ENERGY - 3.4%
Energy Equipment & Services - 0.9%
Halliburton Co. 3.125% 7/15/23	2,170,000	5,633,863
SESI LLC 1.5% 12/15/26 (d)(f)	1,640,000	2,154,468
Transocean, Inc. Series B, 1.5% 12/15/37	3,590,000	4,029,775
		11,818,106
Oil, Gas & Consumable Fuels - 2.5%
Alpha Natural Resources, Inc. 2.375% 4/15/15	1,830,000	3,061,825
Chesapeake Energy Corp. 2.5% 5/15/37	17,310,000	25,651,689
Peabody Energy Corp. 4.75% 12/15/66	2,550,000	3,705,782
		32,419,296
TOTAL ENERGY		44,237,402
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
FINANCIALS - 1.6%
Diversified Financial Services - 0.1%
The NASDAQ Stock Market, Inc. 2.5% 8/15/13 (f)	$ 1,990,000	$ 1,947,301
Real Estate Investment Trusts - 1.5%
Health Care REIT, Inc. 4.75% 12/1/26	3,380,000	3,798,782
ProLogis Trust 2.25% 4/1/37 (f)	1,500,000	1,480,800
SL Green Realty Corp. 3% 3/30/27 (f)	1,330,000	1,134,172
Ventas, Inc. 3.875% 11/15/11 (f)	10,820,000	12,705,137
		19,118,891
TOTAL FINANCIALS		21,066,192
HEALTH CARE - 2.2%
Biotechnology - 0.1%
Amgen, Inc. 0.375% 2/1/13	1,190,000	1,024,888
Health Care Equipment & Supplies - 0.8%
Beckman Coulter, Inc.:
2.5% 12/15/36 (f)	2,000,000	2,230,378
2.5% 12/15/36	350,000	390,316
Inverness Medical Innovations, Inc.:
3% 5/15/16 (f)	4,000,000	4,184,000
3% 5/15/16	1,700,000	1,778,200
Kinetic Concepts, Inc. 3.25% 4/15/15 (f)	1,290,000	1,380,300
Medtronic, Inc. 1.625% 4/15/13	820,000	866,535
		10,829,729
Health Care Providers & Services - 0.8%
LifePoint Hospitals, Inc. 3.5% 5/15/14	11,630,000	10,626,197
Life Sciences Tools & Services - 0.4%
Fisher Scientific International, Inc. 2.5% 10/1/23	1,990,000	5,016,835
Pharmaceuticals - 0.1%
Alpharma, Inc. 2.125% 3/15/27	1,950,000	1,977,499
TOTAL HEALTH CARE		29,475,148
INDUSTRIALS - 1.3%
Aerospace & Defense - 0.4%
AAR Corp.:
1.75% 2/1/26 (f)	1,000,000	911,680
2.25% 3/1/16 (f)	150,000	120,228
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INDUSTRIALS - continued
Aerospace & Defense - continued
Alliant Techsystems, Inc. 3% 8/15/24	$ 1,080,000	$ 1,641,734
Lockheed Martin Corp. 2.4256% 8/15/33 (g)	1,600,000	2,417,952
		5,091,594
Construction & Engineering - 0.1%
Fluor Corp. 1.5% 2/15/24	550,000	1,836,216
Marine - 0.8%
Excel Maritime Carriers Ltd. 1.875% 10/15/27 (f)	11,540,000	10,493,322
TOTAL INDUSTRIALS		17,421,132
INFORMATION TECHNOLOGY - 3.5%
Communications Equipment - 0.6%
Finisar Corp. 2.5% 10/15/10	4,660,000	3,675,575
L-3 Communications Corp. 3% 8/1/35	3,700,000	4,546,375
		8,221,950
Computers & Peripherals - 0.1%
EMC Corp.:
1.75% 12/1/13 (f)	620,000	792,695
1.75% 12/1/13	930,000	1,189,042
		1,981,737
Electronic Equipment & Instruments - 0.8%
Flextronics International Ltd. 1% 8/1/10	3,090,000	2,997,609
Itron, Inc. 2.5% 8/1/26	1,880,000	3,113,468
L-1 Identity Solutions, Inc. 3.75% 5/15/27	4,450,000	3,958,831
		10,069,908
IT Services - 0.9%
CACI International, Inc.:
2.125% 5/1/14 (f)	2,500,000	2,766,234
2.125% 5/1/14	7,650,000	8,464,677
		11,230,911
Semiconductors & Semiconductor Equipment - 1.1%
Advanced Micro Devices, Inc. 5.75% 8/15/12	7,370,000	5,730,175
Intel Corp. 2.95% 12/15/35	1,820,000	1,846,991
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ON Semiconductor Corp.:
1.875% 12/15/25 (f)	$ 1,250,000	$ 1,939,000
2.625% 12/15/26	4,100,000	4,745,340
		14,261,506
TOTAL INFORMATION TECHNOLOGY		45,766,012
TOTAL CONVERTIBLE BONDS		175,368,577
Nonconvertible Bonds - 1.1%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 9.25% 4/1/15	535,000	492,200
FINANCIALS - 0.9%
Capital Markets - 0.4%
Goldman Sachs Group, Inc. 5.793%	2,000,000	1,500,000
JPMorgan Chase Capital XXII 6.45% 2/2/37	3,000,000	2,569,635
Lehman Brothers Holdings, Inc.:
3.4794% (g)	1,000,000	711,530
5.857% (g)	1,000,000	715,000
		5,496,165
Commercial Banks - 0.2%
Capital One Capital IV 6.745% 2/17/37 (g)	2,000,000	1,534,080
Wells Fargo Capital X 5.95% 12/15/36	1,000,000	905,485
		2,439,565
Diversified Financial Services - 0.3%
Citigroup, Inc. 8.4% (g)	1,500,000	1,486,935
JPMorgan Chase & Co. 7.9% (g)	2,000,000	1,991,140
		3,478,075
TOTAL FINANCIALS		11,413,805
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
UTILITIES - 0.2%
Multi-Utilities - 0.2%
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	$ 3,000,000	$ 2,608,740
TOTAL NONCONVERTIBLE BONDS		14,514,745
TOTAL CORPORATE BONDS (Cost $171,177,456)		189,883,322
Common Stocks - 64.9%
	Shares
CONSUMER DISCRETIONARY - 5.5%
Automobiles - 0.2%
Fiat SpA	56,300	1,254,668
Renault SA	6,400	657,128
Winnebago Industries, Inc.	87,900	1,311,468
		3,223,264
Diversified Consumer Services - 0.5%
H&R Block, Inc.	51,800	1,209,012
Hillenbrand, Inc.	41,100	910,365
Service Corp. International	333,500	3,568,450
Stewart Enterprises, Inc. Class A	165,800	1,144,020
		6,831,847
Hotels, Restaurants & Leisure - 1.0%
Centerplate, Inc. unit	268,800	1,370,880
Gaylord Entertainment Co. (a)	71,300	2,025,633
IHOP Corp.	44,210	2,073,007
McDonald's Corp.	73,549	4,362,927
Starwood Hotels & Resorts Worldwide, Inc.	76,000	3,678,400
		13,510,847
Household Durables - 1.4%
Beazer Homes USA, Inc. (e)	116,400	808,980
Black & Decker Corp.	31,800	2,057,460
Centex Corp.	150,500	2,833,915
D.R. Horton, Inc.	164,600	2,092,066
Ethan Allen Interiors, Inc.	46,000	1,289,840
KB Home	11,898	244,028
Lennar Corp. Class A	11,093	187,250
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Newell Rubbermaid, Inc.	70,000	$ 1,405,600
Pulte Homes, Inc.	186,100	2,276,003
Ryland Group, Inc.	98,400	2,735,520
The Stanley Works	29,610	1,438,454
Whirlpool Corp.	17,400	1,282,032
		18,651,148
Internet & Catalog Retail - 0.0%
B2W Companhia Global Do Varejo	10,900	471,451
Leisure Equipment & Products - 0.3%
Brunswick Corp.	68,000	931,600
Eastman Kodak Co.	76,000	1,164,320
MarineMax, Inc. (a)	25,600	250,624
Polaris Industries, Inc.	27,900	1,331,388
		3,677,932
Media - 0.6%
E.W. Scripps Co. Class A	70,300	3,311,130
News Corp.:
Class A	63,600	1,141,620
Class B	8,400	156,240
The DIRECTV Group, Inc. (a)	29,600	831,760
Valassis Communications, Inc. (a)	57,624	915,645
Viacom, Inc. Class B (non-vtg.) (a)	30,665	1,098,420
		7,454,815
Multiline Retail - 0.1%
Sears Holdings Corp. (a)(e)	11,500	974,280
Tuesday Morning Corp. (a)	97,785	506,526
		1,480,806
Specialty Retail - 1.1%
AutoZone, Inc. (a)	5,900	746,704
Best Buy Co., Inc.	15,000	700,350
Citi Trends, Inc. (a)	38,258	849,328
Foot Locker, Inc.	150,900	2,204,649
OfficeMax, Inc.	91,600	1,985,888
Shoe Carnival, Inc. (a)	43,946	641,612
Staples, Inc.	60,500	1,418,725
The Children's Place Retail Stores, Inc. (a)	79,290	2,729,162
The Men's Wearhouse, Inc.	30,100	623,973
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Tween Brands, Inc. (a)	28,000	$ 556,080
Williams-Sonoma, Inc.	81,300	2,066,646
		14,523,117
Textiles, Apparel & Luxury Goods - 0.3%
Lululemon Athletica, Inc.	2,100	67,179
LVMH Moet Hennessy - Louis Vuitton	5,500	643,523
Polo Ralph Lauren Corp. Class A	18,500	1,292,225
VF Corp.	16,200	1,226,340
		3,229,267
TOTAL CONSUMER DISCRETIONARY		73,054,494
CONSUMER STAPLES - 2.3%
Beverages - 0.1%
Carlsberg AS	3,475	360,567
Remy Cointreau SA	16,112	951,985
		1,312,552
Food & Staples Retailing - 0.4%
Kroger Co.	56,600	1,564,424
Rite Aid Corp. (a)	581,500	1,308,375
SUPERVALU, Inc.	33,500	1,174,845
Winn-Dixie Stores, Inc. (a)	62,266	1,123,901
		5,171,545
Food Products - 1.0%
B&G Foods, Inc. unit	156,900	2,761,440
Bunge Ltd.	20,600	2,459,022
Cermaq ASA	101,300	1,300,627
Corn Products International, Inc.	85,685	4,028,052
Lighthouse Caledonia ASA	17,850	20,504
Marine Harvest ASA (a)	1,600,000	1,078,898
Tyson Foods, Inc. Class A	103,200	1,944,288
		13,592,831
Household Products - 0.1%
Energizer Holdings, Inc. (a)	9,900	807,741
Personal Products - 0.3%
Avon Products, Inc.	86,400	3,374,784
Shiseido Co. Ltd.	17,000	416,777
		3,791,561
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 0.4%
Altria Group, Inc.	71,200	$ 1,584,912
Philip Morris International, Inc. (a)	68,300	3,596,678
		5,181,590
TOTAL CONSUMER STAPLES		29,857,820
ENERGY - 7.9%
Energy Equipment & Services - 0.8%
Hercules Offshore, Inc. (a)	68,400	2,320,128
Nabors Industries Ltd. (a)	99,855	4,197,904
National Oilwell Varco, Inc. (a)	47,261	3,937,787
		10,455,819
Oil, Gas & Consumable Fuels - 7.1%
Arch Coal, Inc.	31,200	2,025,192
BP PLC sponsored ADR	3,100	224,781
Cabot Oil & Gas Corp.	60,400	3,639,100
Canadian Natural Resources Ltd.	31,900	3,122,251
Chesapeake Energy Corp.	15,316	838,857
Chevron Corp.	172,000	17,053,800
ConocoPhillips	63,200	5,883,920
CONSOL Energy, Inc.	27,400	2,673,144
El Paso Corp.	35,300	690,115
El Paso Pipeline Partners LP	14,300	327,613
Exxon Mobil Corp.	322,125	28,591,813
Forest Oil Corp. (a)	54,098	3,611,042
Foundation Coal Holdings, Inc.	10,400	693,992
Occidental Petroleum Corp.	12,800	1,176,704
Patriot Coal Corp. (a)	4,010	433,601
PetroHawk Energy Corp. (a)	90,200	2,650,076
Plains Exploration & Production Co. (a)	55,300	3,952,844
Quicksilver Resources, Inc. (a)	75,400	2,746,822
Range Resources Corp.	58,309	3,834,400
SandRidge Energy, Inc.	4,000	220,000
Teekay Corp.	22,050	1,108,674
Tesoro Corp.	7,400	183,890
Valero Energy Corp.	115,356	5,864,699
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Western Gas Partners LP	25,700	$ 430,475
Williams Companies, Inc.	26,400	1,004,256
		92,982,061
TOTAL ENERGY		103,437,880
FINANCIALS - 26.6%
Capital Markets - 2.0%
Bank of New York Mellon Corp.	65,539	2,918,452
Charles Schwab Corp.	65,800	1,459,444
Fortress Investment Group LLC (e)	106,800	1,530,444
Janus Capital Group, Inc.	66,500	1,928,500
Lehman Brothers Holdings, Inc.	195,100	7,181,631
Merrill Lynch & Co., Inc.	64,500	2,832,840
Morgan Stanley	105,600	4,670,688
State Street Corp.	27,200	1,958,944
T. Rowe Price Group, Inc.	43,599	2,525,254
		27,006,197
Commercial Banks - 1.8%
Boston Private Financial Holdings, Inc.	97,202	819,413
First Merchants Corp.	68,300	1,690,425
First Midwest Bancorp, Inc., Delaware	58,800	1,534,680
IBERIABANK Corp.	36,200	1,909,188
Regions Financial Corp.	73,300	1,306,206
SunTrust Banks, Inc.	28,800	1,503,648
Susquehanna Bancshares, Inc., Pennsylvania	29,700	571,725
UCBH Holdings, Inc.	62,700	305,976
Wachovia Corp.	161,100	3,834,180
Wells Fargo & Co.	313,100	8,632,167
Wintrust Financial Corp.	4,300	134,074
Zions Bancorp	34,700	1,495,223
		23,736,905
Consumer Finance - 0.2%
Capital One Financial Corp.	31,694	1,525,115
Discover Financial Services	41,600	713,440
		2,238,555
Diversified Financial Services - 3.6%
Bank of America Corp.	382,393	13,005,186
CIT Group, Inc.	176,600	1,766,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.	611,900	$ 13,394,491
JPMorgan Chase & Co.	425,904	18,313,872
KKR Financial Holdings LLC	51,600	627,456
		47,107,005
Insurance - 3.0%
AFLAC, Inc.	47,800	3,208,814
American Equity Investment Life Holding Co.	6,066	64,118
American International Group, Inc.	344,900	12,416,400
Aspen Insurance Holdings Ltd.	155,848	3,983,475
Endurance Specialty Holdings Ltd.	113,695	3,826,974
Hartford Financial Services Group, Inc.	25,900	1,840,713
MetLife, Inc.	41,600	2,497,248
National Financial Partners Corp.	41,900	1,023,198
Old Republic International Corp.	123,800	1,863,190
Platinum Underwriters Holdings Ltd.	124,866	4,428,997
Principal Financial Group, Inc.	37,700	2,031,276
RenaissanceRe Holdings Ltd.	45,200	2,357,632
		39,542,035
Real Estate Investment Trusts - 14.2%
Alexandria Real Estate Equities, Inc.	45,200	4,714,360
American Campus Communities, Inc.	170,300	5,180,526
Annaly Capital Management, Inc.	179,900	3,204,019
Apartment Investment & Management Co. Class A	159,706	6,319,566
AvalonBay Communities, Inc.	25,060	2,536,072
Boston Properties, Inc.	60,814	5,943,960
BRE Properties, Inc.	44,800	2,171,008
Camden Property Trust (SBI)	53,100	2,615,706
CapitalSource, Inc.	59,700	916,992
Cedar Shopping Centers, Inc.	98,000	1,195,600
Chimera Investment Corp.	129,600	1,796,256
Corporate Office Properties Trust (SBI)	107,900	4,090,489
DCT Industrial Trust, Inc.	270,151	2,633,972
Developers Diversified Realty Corp.	150,100	5,955,968
Digital Realty Trust, Inc. (e)	30,300	1,281,690
Equity Residential (SBI)	88,980	3,762,964
Franklin Street Properties Corp.	102,740	1,517,470
General Growth Properties, Inc.	342,825	14,247,807
HCP, Inc.	117,400	4,022,124
Healthcare Realty Trust, Inc.	149,100	3,958,605
Highwoods Properties, Inc. (SBI)	205,400	7,394,400
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Home Properties, Inc.	117,000	$ 5,990,400
Host Hotels & Resorts, Inc.	159,945	2,749,455
Inland Real Estate Corp.	260,100	4,083,570
Kilroy Realty Corp.	59,400	3,238,488
Kimco Realty Corp.	94,038	3,700,395
LaSalle Hotel Properties (SBI)	148,800	4,883,616
Medical Properties Trust, Inc.	64,700	789,987
Pennsylvania Real Estate Investment Trust (SBI)	73,900	1,984,215
Plum Creek Timber Co., Inc.	47,500	2,215,875
Post Properties, Inc.	24,100	855,791
Potlatch Corp.	62,030	2,998,530
ProLogis Trust	202,465	12,538,657
Public Storage	150,036	13,222,673
Rayonier, Inc. (a)	51,320	2,435,647
Simon Property Group, Inc.	141,410	14,050,498
SL Green Realty Corp.	96,600	9,631,020
U-Store-It Trust	124,100	1,577,311
UDR, Inc.	98,540	2,437,880
Ventas, Inc.	62,800	2,993,048
Vornado Realty Trust	97,250	9,504,243
		187,340,853
Real Estate Management & Development - 0.9%
Brookfield Properties Corp.	109,800	2,208,079
CB Richard Ellis Group, Inc. Class A (a)	323,000	7,254,580
Jones Lang LaSalle, Inc.	19,100	1,347,314
Norwegian Property ASA (e)	91,000	624,326
		11,434,299
Thrifts & Mortgage Finance - 0.9%
Astoria Financial Corp.	26,100	622,746
Downey Financial Corp. (e)	18,100	121,632
Fannie Mae	94,100	2,542,582
Freddie Mac	40,000	1,016,800
New York Community Bancorp, Inc.	149,500	3,067,740
People's United Financial, Inc.	69,700	1,152,141
Washington Federal, Inc.	122,200	2,736,058
Washington Mutual, Inc.	122,800	1,107,656
		12,367,355
TOTAL FINANCIALS		350,773,204
Common Stocks - continued
	Shares	Value
HEALTH CARE - 3.2%
Biotechnology - 0.2%
Amgen, Inc. (a)	18,100	$ 796,943
Cubist Pharmaceuticals, Inc. (a)	36,300	691,878
Genentech, Inc. (a)	10,000	708,700
Theravance, Inc. (a)	27,500	372,075
		2,569,596
Health Care Equipment & Supplies - 1.2%
American Medical Systems Holdings, Inc. (a)	123,424	1,864,937
Baxter International, Inc.	64,500	3,940,950
Boston Scientific Corp. (a)	58,200	773,478
Covidien Ltd.	152,882	7,657,859
Hill-Rom Holdings, Inc.	35,900	1,103,925
		15,341,149
Health Care Providers & Services - 0.9%
Amedisys, Inc. (a)	51,107	2,596,747
Brookdale Senior Living, Inc.	50,427	1,330,264
Chemed Corp.	23,300	843,926
Emeritus Corp. (a)	125,501	2,664,386
HealthSouth Corp. (a)	67,698	1,267,984
Pediatrix Medical Group, Inc. (a)	12,500	672,875
PSS World Medical, Inc. (a)	74,100	1,350,102
Tenet Healthcare Corp. (a)	173,100	1,021,290
Universal Health Services, Inc. Class B	13,000	845,000
		12,592,574
Health Care Technology - 0.1%
Cerner Corp. (a)	33,800	1,533,506
Life Sciences Tools & Services - 0.2%
Applera Corp. - Applied Biosystems Group	42,500	1,477,300
Varian, Inc. (a)	13,057	724,533
		2,201,833
Pharmaceuticals - 0.6%
Barr Pharmaceuticals, Inc. (a)	16,200	709,560
Pfizer, Inc.	216,700	4,195,312
Sepracor, Inc. (a)	90,548	1,956,742
Wyeth	32,100	1,427,487
		8,289,101
TOTAL HEALTH CARE		42,527,759
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 4.9%
Aerospace & Defense - 1.4%
General Dynamics Corp.	37,200	$ 3,427,980
Heico Corp. Class A	31,361	1,242,523
Honeywell International, Inc.	64,800	3,863,376
Lockheed Martin Corp.	26,900	2,943,936
Northrop Grumman Corp.	12,300	928,158
Stanley, Inc. (a)	26,000	820,560
United Technologies Corp.	73,500	5,221,440
		18,447,973
Air Freight & Logistics - 0.2%
FedEx Corp.	13,600	1,247,256
United Parcel Service, Inc. Class B	26,600	1,889,132
		3,136,388
Airlines - 0.1%
AirTran Holdings, Inc. (a)	66,221	198,663
Delta Air Lines, Inc. (a)	34,400	211,560
UAL Corp.	14,300	122,122
US Airways Group, Inc. (a)	42,500	168,300
		700,645
Building Products - 0.4%
Masco Corp.	102,100	1,892,934
Owens Corning (a)	154,900	4,001,067
		5,894,001
Commercial Services & Supplies - 0.8%
ACCO Brands Corp. (a)	46,400	711,776
Avery Dennison Corp.	13,500	696,330
Consolidated Graphics, Inc. (a)	12,500	686,625
Copart, Inc. (a)	15,300	688,500
Diamond Management & Technology Consultants, Inc.	77,523	410,872
Equifax, Inc.	32,900	1,255,464
GeoEye, Inc. (a)	53,400	910,470
IHS, Inc. Class A (a)	12,400	738,544
R.R. Donnelley & Sons Co.	40,400	1,326,332
The Brink's Co.	9,900	717,552
Waste Management, Inc.	62,100	2,355,453
		10,497,918
Electrical Equipment - 0.1%
Acuity Brands, Inc.	14,300	761,475
Cooper Industries Ltd. Class A	22,400	1,044,512
		1,805,987
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.2%
General Electric Co.	82,400	$ 2,531,328
Machinery - 0.6%
Colfax Corp.	10,300	255,337
Cummins, Inc.	10,100	711,242
Eaton Corp.	13,400	1,295,512
Ingersoll-Rand Co. Ltd. Class A	42,500	1,871,700
Navistar International Corp. (a)	10,300	782,285
Pentair, Inc.	74,749	2,797,855
		7,713,931
Marine - 0.1%
Safe Bulkers, Inc.	34,500	652,050
Road & Rail - 0.8%
Canadian Pacific Railway Ltd.	47,700	3,484,717
J.B. Hunt Transport Services, Inc.	84,300	2,937,012
Kansas City Southern (a)	1,803	90,078
Knight Transportation, Inc.	77,200	1,409,672
Landstar System, Inc.	27,700	1,543,444
P.A.M. Transportation Services, Inc. (a)	48,863	716,332
		10,181,255
Trading Companies & Distributors - 0.2%
Rush Enterprises, Inc.:
Class A (a)	141,003	2,281,429
Class B (a)	17,800	267,712
		2,549,141
TOTAL INDUSTRIALS		64,110,617
INFORMATION TECHNOLOGY - 8.3%
Communications Equipment - 0.6%
Cisco Systems, Inc. (a)	80,600	2,153,632
Dycom Industries, Inc. (a)	35,600	610,540
Juniper Networks, Inc. (a)	70,300	1,934,656
Nokia Corp. sponsored ADR	86,200	2,448,080
Powerwave Technologies, Inc. (a)	48,400	195,052
		7,341,960
Computers & Peripherals - 1.3%
3PAR, Inc.	8,300	70,633
Apple, Inc. (a)	9,700	1,830,875
Hewlett-Packard Co.	59,000	2,776,540
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
International Business Machines Corp.	36,500	$ 4,724,195
NCR Corp. (a)	126,200	3,339,252
SanDisk Corp. (a)	21,415	606,259
Western Digital Corp. (a)	101,400	3,805,542
		17,153,296
Electronic Equipment & Instruments - 2.1%
Agilent Technologies, Inc. (a)	26,200	979,618
Amphenol Corp. Class A	221,800	10,342,534
Arrow Electronics, Inc. (a)	93,100	2,854,446
Avnet, Inc. (a)	98,100	2,895,912
Cogent, Inc. (a)	100,743	1,205,894
Flextronics International Ltd. (a)	158,500	1,697,535
Ingram Micro, Inc. Class A (a)	250,250	4,537,033
Mellanox Technologies Ltd. (a)	95,600	1,562,104
Tyco Electronics Ltd.	53,525	2,147,423
		28,222,499
Internet Software & Services - 0.4%
eBay, Inc. (a)	42,300	1,269,423
VeriSign, Inc. (a)	83,900	3,359,356
		4,628,779
IT Services - 0.8%
Accenture Ltd. Class A	26,600	1,085,812
Cognizant Technology Solutions Corp. Class A (a)	32,100	1,132,488
Fidelity National Information Services, Inc.	18,000	725,040
SRA International, Inc. Class A (a)	51,700	1,219,086
The Western Union Co.	31,000	732,840
Visa, Inc.	64,100	5,535,676
		10,430,942
Semiconductors & Semiconductor Equipment - 2.7%
Applied Materials, Inc.	110,300	2,185,043
ASML Holding NV (NY Shares)	53,000	1,587,880
Broadcom Corp. Class A (a)	86,500	2,481,685
Fairchild Semiconductor International, Inc. (a)	105,600	1,584,000
Hittite Microwave Corp. (a)	65,959	2,635,062
Infineon Technologies AG sponsored ADR (a)	76,100	688,705
Intersil Corp. Class A	46,400	1,293,168
Lam Research Corp. (a)	38,700	1,575,090
Linear Technology Corp.	22,600	831,002
Microchip Technology, Inc.	58,100	2,140,404
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Micron Technology, Inc. (a)	94,600	$ 763,422
National Semiconductor Corp.	104,700	2,203,935
NEC Electronics Corp. (a)	42,200	988,562
Netlogic Microsystems, Inc. (a)	26,400	996,864
ON Semiconductor Corp. (a)	603,400	5,967,626
Samsung Electronics Co. Ltd.	2,110	1,520,554
Skyworks Solutions, Inc. (a)	92,800	958,624
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	85,900	983,555
Teradyne, Inc. (a)	19,000	261,060
Texas Instruments, Inc.	22,500	730,800
Tower Semicondutor Ltd. (a)	549,300	538,314
Varian Semiconductor Equipment Associates, Inc. (a)	54,400	2,068,832
Xilinx, Inc.	28,200	767,040
		35,751,227
Software - 0.4%
Electronic Arts, Inc. (a)	33,594	1,686,419
Microsoft Corp.	63,300	1,792,656
THQ, Inc. (a)	59,400	1,274,130
Ubisoft Entertainment SA (a)	204	19,772
Voltaire Ltd.	64,100	378,831
		5,151,808
TOTAL INFORMATION TECHNOLOGY		108,680,511
MATERIALS - 1.6%
Chemicals - 0.9%
Albemarle Corp.	75,156	3,342,187
Arkema	19,600	1,251,990
Celanese Corp. Class A	103,500	5,040,450
Nalco Holding Co.	55,700	1,354,624
The Mosaic Co. (a)	7,300	914,836
Tronox, Inc. Class A	71,800	254,890
		12,158,977
Containers & Packaging - 0.4%
Owens-Illinois, Inc. (a)	60,277	3,449,050
Pactiv Corp. (a)	47,700	1,174,851
Rock-Tenn Co. Class A	20,000	713,800
		5,337,701
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.3%
Alcoa, Inc.	70,400	$ 2,857,536
Carpenter Technology Corp.	10,800	596,160
		3,453,696
TOTAL MATERIALS		20,950,374
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	414,315	16,531,169
CenturyTel, Inc.	28,689	1,015,877
FairPoint Communications, Inc.	3,637	32,733
Qwest Communications International, Inc.	225,400	1,093,190
Verizon Communications, Inc.	174,900	6,728,403
		25,401,372
UTILITIES - 2.7%
Electric Utilities - 1.7%
Allete, Inc.	31,500	1,399,230
Entergy Corp.	16,800	2,028,936
Exelon Corp.	93,900	8,263,200
Pepco Holdings, Inc.	155,810	4,213,102
PPL Corp.	131,111	6,727,305
		22,631,773
Gas Utilities - 0.0%
Energen Corp.	5,000	374,750
Independent Power Producers & Energy Traders - 0.1%
Reliant Energy, Inc. (a)	54,200	1,385,352
Multi-Utilities - 0.9%
Public Service Enterprise Group, Inc.	121,600	5,382,016
Wisconsin Energy Corp.	117,500	5,644,700
		11,026,716
TOTAL UTILITIES		35,418,591
TOTAL COMMON STOCKS (Cost $791,661,085)		854,212,622
Preferred Stocks - 19.3%
	Shares	Value
Convertible Preferred Stocks - 6.8%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
General Motors Corp. Series C, 6.25%	55,500	$ 905,760
Hotels, Restaurants & Leisure - 0.0%
Six Flags, Inc. 7.25% PIERS	2,100	27,038
Media - 0.0%
Emmis Communications Corp. Series A, 6.25%	10,100	251,995
TOTAL CONSUMER DISCRETIONARY		1,184,793
CONSUMER STAPLES - 0.4%
Food Products - 0.4%
Archer Daniels Midland Co. 6.25%	30,000	1,488,750
Bunge Ltd. 5.125%	3,000	3,276,378
		4,765,128
ENERGY - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Chesapeake Energy Corp. 4.50%	20,500	2,767,500
El Paso Corp. 4.99%	8,000	12,679,693
McMoRan Exploration Co. 6.75%	4,700	1,011,294
		16,458,487
FINANCIALS - 2.3%
Capital Markets - 0.6%
Legg Mason, Inc. 7.00%	21,000	1,024,905
Lehman Brothers Holdings, Inc. 7.25%	6,000	6,510,000
		7,534,905
Commercial Banks - 0.5%
Huntington Bancshares, Inc. 8.50%	1,300	1,297,400
Wachovia Corp. 7.50%	5,232	5,541,630
		6,839,030
Diversified Financial Services - 0.7%
Bank of America Corp. Series L, 7.25%	6,827	6,903,804
Carriage Services Capital Trust 7.00% TIDES	45,000	1,473,750
CIT Group, Inc. Series C, 8.75%	26,600	1,426,026
		9,803,580
Insurance - 0.3%
American International Group, Inc. Series A, 8.50%	53,300	3,930,555
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - 0.1%
HRPT Properties Trust 6.50%	34,390	$ 627,996
Thrifts & Mortgage Finance - 0.1%
Fannie Mae 8.75%	30,000	1,481,250
TOTAL FINANCIALS		30,217,316
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Omnicare Capital Trust II Series B, 4.00%	32,700	1,189,463
INDUSTRIALS - 0.3%
Road & Rail - 0.3%
Kansas City Southern:
4.25%	1,370	2,099,685
5.125%	1,000	1,787,300
		3,886,985
MATERIALS - 1.1%
Chemicals - 0.6%
Celanese Corp. 4.25%	132,600	8,213,244
Metals & Mining - 0.5%
Freeport-McMoRan Copper & Gold, Inc. 5.50%	2,489	6,204,980
TOTAL MATERIALS		14,418,224
UTILITIES - 1.3%
Independent Power Producers & Energy Traders - 0.6%
NRG Energy, Inc. 4.00% (f)	3,900	8,300,175
Multi-Utilities - 0.7%
CMS Energy Corp. 4.50%	116,000	9,427,320
TOTAL UTILITIES		17,727,495
TOTAL CONVERTIBLE PREFERRED STOCKS		89,847,891
Nonconvertible Preferred Stocks - 12.5%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
CBS Corp. 6.75%	40,000	898,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
H.J. Heinz Finance Co. 6.226% (f)	10	$ 1,008,672
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Apache Corp. (depositary shares) Series B, 5.68%	29,375	2,350,000
Devon Energy Corp. 6.49%	13,750	1,375,000
		3,725,000
FINANCIALS - 8.4%
Capital Markets - 1.4%
Deutsche Bank Contingent Capital Trust II 6.55%	80,000	1,810,400
Goldman Sachs Group, Inc.:
Series C, 4.9931%	40,000	820,800
Series D, 4.00%	160,000	3,200,000
Lehman Brothers Holdings, Inc.:
(depositary shares) Series F, 6.50%	89,015	1,734,012
Series C, 5.94%	40,000	1,440,000
Series D, 5.67%	34,900	1,187,298
Merrill Lynch & Co., Inc.:
Series 5, 5.86%	277,700	4,443,200
Series H, 3.97%	120,000	1,818,000
Morgan Stanley Capital I Trust 6.60%	80,000	1,772,800
		18,226,510
Commercial Banks - 1.2%
ABN AMRO Capital Funding Trust V 5.90%	20,000	418,000
ABN Amro Capital Funding Trust VII 6.08%	40,400	854,056
Barclays Bank PLC Series 2	40,000	929,200
BNY Capital V 5.95%	115,000	2,555,300
First Tennessee Bank NA, Memphis 3.90% (f)	5,000	2,700,000
Keycorp Capital IX 6.75%	40,000	800,000
Royal Bank of Scotland Group PLC Series R, 6.125%	40,000	828,800
Santander Finance Preferred SA Unipersonal:
4.00%	40,000	710,800
6.50%	40,000	850,800
6.80%	160,000	3,520,000
USB Capital XII 6.30%	80,000	1,781,600
		15,948,556
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Consumer Finance - 0.2%
HSBC USA, Inc.:
Series G, 4.9175%	80,000	$ 1,602,400
Series H, 6.50%	40,000	872,400
SLM Corp. 4.07%	1,200	69,120
		2,543,920
Diversified Financial Services - 1.0%
Bank of America Corp.:
Series D, 6.204%	20,000	432,200
Series E, 4.00%	40,000	720,000
Series H, 8.20%	80,000	1,992,800
CIT Group, Inc. Series B, 5.189%	15,000	780,000
Deutsche Bank Capital Funding Trust VIII 6.375%	140,000	3,229,800
General Electric Capital Corp. 6.05%	80,000	2,025,600
Merrill Lynch Capital Trust II 6.45%	200,000	4,186,000
		13,366,400
Insurance - 0.2%
American International Group, Inc. 6.45%	80,000	1,700,800
MetLife, Inc. Series A, 4.39%	40,000	828,000
		2,528,800
Real Estate Investment Trusts - 0.8%
Apartment Investment & Management Co. Series V, 8.00%	79,000	1,882,570
Hospitality Properties Trust:
Series B, 8.875%	125,000	2,998,750
Series C, 7.00%	100,000	1,855,000
Host Hotels & Resorts, Inc. Series E, 8.875%	20,000	507,000
Public Storage Series M, 6.625%	80,000	1,747,200
Vornado Realty Trust Series E, 7.00%	40,000	936,000
		9,926,520
Thrifts & Mortgage Finance - 3.6%
Countrywide Capital V 7.00%	80,000	1,452,000
Fannie Mae:
Series E, 5.10%	27,562	939,864
Series H, 5.81%	71,200	2,741,200
Series I, 5.375%	5,000	188,500
Series L, 5.125%	140,900	4,966,725
Series N, 5.50%	92,650	3,602,232
Series O, 7.00%	42,200	2,038,260
Series R, 7.65%	40,000	1,000,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Fannie Mae: - continued
Series S, 8.25%	120,000	$ 2,922,000
Series T, 8.25%	40,000	1,000,000
Freddie Mac:
5.30%	40,000	1,440,000
Series F, 5.00%	68,500	2,390,650
Series H, 5.10%	10,300	356,380
Series K, 5.79%	25,200	990,360
Series O, 5.81%	19,500	772,200
Series R, 5.70%	117,000	4,387,500
Series S, 4.00%	10,000	380,000
Series U, 5.90%	40,000	828,000
Series V, 5.57%	566,000	10,844,560
Series W, 5.66%	161,600	3,133,424
Sovereign Bancorp, Inc. Series C, 7.30%	80,000	1,623,200
		47,997,055
TOTAL FINANCIALS		110,537,761
MATERIALS - 0.1%
Chemicals - 0.1%
E.I. du Pont de Nemours & Co. Series B, 4.50%	9,900	777,249
Metals & Mining - 0.0%
Alcoa, Inc. 3.75%	6,400	435,200
TOTAL MATERIALS		1,212,449
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
AT&T, Inc. 6.375%	281,800	7,045,000
UTILITIES - 3.0%
Electric Utilities - 2.7%
Alabama Power Co.:
4.60%	2,000	160,000
5.20%	120,000	2,523,600
5.30%	88,600	1,980,210
5.625%	80,000	1,740,000
6.45%	80,000	1,920,000
Baltimore Gas & Electric Co. Series 1993, 6.70%	10,000	975,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
UTILITIES - continued
Electric Utilities - continued
Duquesne Light Co. 6.50%	106,050	$ 4,454,100
FPL Group Capital Trust I 5.875%	20,000	486,400
FPL Group Capital, Inc. Series E, 7.45%	80,000	2,083,200
Mid-American Energy Co. 4.40%	5,000	410,000
Pacific Gas & Electric Co.:
Series A, 5.00%	16,900	363,688
Series B, 5.50%	61,900	1,454,650
Series D 5.00%	69,200	1,480,880
PPL Electric Utilities Corp. 6.25%	230,000	5,606,250
Southern California Edison Co.:
4.78%	46,500	978,825
6.125%	35,000	3,185,000
Series B, 4.08%	27,271	499,059
Series C:
4.24%	94,600	1,773,750
6.00%	20,000	1,740,000
Series D, 4.32%	70,000	1,348,200
		35,162,812
Independent Power Producers & Energy Traders - 0.0%
Heco Capital Trust III 6.50%	12,000	297,000
Multi-Utilities - 0.3%
Consolidated Edison Co. of New York, Inc. Series A, 5.00%	28,705	2,533,216
San Diego Gas & Electric Co. 1.70%	67,548	1,768,913
		4,302,129
TOTAL UTILITIES		39,761,941
TOTAL NONCONVERTIBLE PREFERRED STOCKS		164,188,823
TOTAL PREFERRED STOCKS (Cost $265,602,428)		254,036,714
Investment Companies - 0.1%

Ares Capital Corp. (Cost $2,370,235)	144,312	1,788,026
Preferred Securities - 0.4%
	Principal Amount	Value
FINANCIALS - 0.4%
Commercial Banks - 0.3%
PNC Preferred Funding Trust I 6.517% 12/31/49 (f)(g)	3,000,000	$ 2,291,440
SunTrust Preferred Capital I 5.853% 12/15/49 (g)	1,000,000	817,026
		3,108,466
Diversified Financial Services - 0.1%
Wachovia Capital Trust III 5.8% (g)	2,000,000	1,554,587
TOTAL PREFERRED SECURITIES (Cost $5,999,641)		4,663,053
Money Market Funds - 1.4%
	Shares
Fidelity Cash Central Fund, 2.44% (b)	15,781,585	15,781,585
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	2,821,640	2,821,640
TOTAL MONEY MARKET FUNDS (Cost $18,603,225)		18,603,225
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $1,255,414,070)		1,323,186,962
NET OTHER ASSETS - (0.5)%		(6,086,673)
NET ASSETS - 100%		$ 1,317,100,289
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $61,545,177 or 4.7% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 395,742
Fidelity Securities Lending Cash Central Fund	79,387
Total	$ 475,129
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,323,186,962	$ 1,004,867,566	$ 318,319,396	$ 0
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 1,085,056
Total Realized Gain (Loss)	391,743
Total Unrealized Gain (Loss)	(333,463)
Cost of Purchases	0
Proceeds of Sales	(1,143,336)
Amortization/Accretion	0
Transfer in/out of Level 3	0
Ending Balance	$ 0

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Other Information - continued
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA,AA,A	1.9%
BBB	2.1%
BB	4.6%
B	2.9%
CCC,CC,C	0.2%
Not Rated	3.1%
Equities	84.3%
Short-Term Investments and Net Other Assets	0.9%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,702,350) - See accompanying schedule: Unaffiliated issuers (cost $1,236,810,845)	$ 1,304,583,737
Fidelity Central Funds (cost $18,603,225)	18,603,225
Total Investments (cost $1,255,414,070)		$ 1,323,186,962
Cash		7,188
Receivable for investments sold		17,149,054
Receivable for fund shares sold		4,474,752
Dividends receivable		1,811,849
Interest receivable		1,161,915
Distributions receivable from Fidelity Central Funds		48,081
Prepaid expenses		3,090
Other receivables		1,066
Total assets		1,347,843,957

Liabilities
Payable for investments purchased	$ 20,928,170
Payable for fund shares redeemed	5,872,768
Accrued management fee	617,873
Distribution fees payable	194,198
Other affiliated payables	263,616
Other payables and accrued expenses	45,403
Collateral on securities loaned, at value	2,821,640
Total liabilities		30,743,668

Net Assets		$ 1,317,100,289
Net Assets consist of:
Paid in capital		$ 1,266,855,126
Undistributed net investment income		5,829,253
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(23,354,151)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		67,770,061
Net Assets		$ 1,317,100,289

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($156,930,983 ÷ 12,743,162 shares)	$ 12.31

Maximum offering price per share (100/94.25 of $12.31)	$ 13.06
Class T: Net Asset Value and redemption price per share ($133,508,864 ÷ 10,852,173 shares)	$ 12.30

Maximum offering price per share (100/96.50 of $12.30)	$ 12.75
Class B: Net Asset Value and offering price per share ($32,372,933 ÷ 2,639,048 shares)A	$ 12.27

Class C: Net Asset Value and offering price per share ($93,152,366 ÷ 7,590,843 shares)A	$ 12.27

Strategic Dividend and Income: Net Asset Value, offering price and redemption price per share ($865,711,317 ÷ 70,012,945 shares)	$ 12.37

Institutional Class: Net Asset Value, offering price and redemption price per share ($35,423,826 ÷ 2,868,378 shares)	$ 12.35

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2008 (Unaudited)

Investment Income
Dividends		$ 17,857,802
Interest		3,890,313
Income from Fidelity Central Funds		475,129
Total income		22,223,244

Expenses
Management fee	$ 3,922,433
Transfer agent fees	1,427,329
Distribution fees	1,189,454
Accounting and security lending fees	222,664
Custodian fees and expenses	38,784
Independent trustees' compensation	3,197
Registration fees	65,328
Audit	24,458
Legal	12,528
Interest	1,485
Miscellaneous	5,688
Total expenses before reductions	6,913,348
Expense reductions	(11,473)	6,901,875
Net investment income (loss)		15,321,369
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(12,249,373)
Investment not meeting investment restrictions	7,503
Foreign currency transactions	(35,220)
Total net realized gain (loss)		(12,277,090)
Change in net unrealized appreciation (depreciation) on: Investment securities	(41,994,294)
Assets and liabilities in foreign currencies	(2,837)
Total change in net unrealized appreciation (depreciation)		(41,997,131)
Net gain (loss)		(54,274,221)
Net increase (decrease) in net assets resulting from operations		$ (38,952,852)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2008 (Unaudited)	Year ended November 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,321,369	$ 27,133,824
Net realized gain (loss)	(12,277,090)	81,287,179
Change in net unrealized appreciation (depreciation)	(41,997,131)	(60,780,076)
Net increase (decrease) in net assets resulting from operations	(38,952,852)	47,640,927
Distributions to shareholders from net investment income	(15,563,653)	(24,961,705)
Distributions to shareholders from net realized gain	(76,042,474)	(67,051,469)
Total distributions	(91,606,127)	(92,013,174)
Share transactions - net increase (decrease)	(229,778,649)	343,480,119
Total increase (decrease) in net assets	(360,337,628)	299,107,872

Net Assets
Beginning of period	1,677,437,917	1,378,330,045
End of period (including undistributed net investment income of $5,829,253 and undistributed net investment income of $6,071,537, respectively)	$ 1,317,100,289	$ 1,677,437,917

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 13.28	$ 13.66	$ 12.18	$ 11.09	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.13	.20	.19	.18	.16
Net realized and unrealized gain (loss)	(.36)	.28	1.61	1.10	1.04
Total from investment operations	(.23)	.48	1.80	1.28	1.20
Distributions from net investment income	(.13)	(.20)	(.19)	(.19)	(.11)
Distributions from net realized gain	(.61)	(.66)	(.13)	-	-
Total distributions	(.74)	(.86)	(.32)	(.19)	(.11)
Net asset value, end of period	$ 12.31	$ 13.28	$ 13.66	$ 12.18	$ 11.09
Total Return B, C, D	(1.82)%	3.59%	15.01%	11.63%	12.01%
Ratios to Average Net Assets F, I
Expenses before reductions	1.10% A	1.10%	1.14%	1.16%	1.20% A
Expenses net of fee waivers, if any	1.10% A	1.10%	1.14%	1.16%	1.20% A
Expenses net of all reductions	1.09% A	1.09%	1.14%	1.13%	1.17% A
Net investment income (loss)	2.07% A	1.49%	1.52%	1.60%	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 156,931	$ 166,554	$ 70,083	$ 38,886	$ 21,985
Portfolio turnover rate G	108% A	90%	125%	64%	66% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period December 23, 2003 (commencement of operations) to November 30, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 13.26	$ 13.64	$ 12.17	$ 11.08	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.11	.17	.17	.16	.13
Net realized and unrealized gain (loss)	(.35)	.27	1.59	1.09	1.04
Total from investment operations	(.24)	.44	1.76	1.25	1.17
Distributions from net investment income	(.11)	(.16)	(.16)	(.16)	(.09)
Distributions from net realized gain	(.61)	(.66)	(.13)	-	-
Total distributions	(.72)	(.82)	(.29)	(.16)	(.09)
Net asset value, end of period	$ 12.30	$ 13.26	$ 13.64	$ 12.17	$ 11.08
Total Return B, C, D	(1.88)%	3.34%	14.70%	11.43%	11.75%
Ratios to Average Net Assets F, I
Expenses before reductions	1.34% A	1.32%	1.35%	1.38%	1.45% A
Expenses net of fee waivers, if any	1.34% A	1.32%	1.35%	1.38%	1.45% A
Expenses net of all reductions	1.34% A	1.32%	1.35%	1.35%	1.42% A
Net investment income (loss)	1.82% A	1.27%	1.31%	1.38%	1.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 133,509	$ 158,962	$ 119,834	$ 79,920	$ 36,526
Portfolio turnover rate G	108% A	90%	125%	64%	66% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period December 23, 2003 (commencement of operations) to November 30, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 13.23	$ 13.61	$ 12.14	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.09	.09	.09	.09
Net realized and unrealized gain (loss)	(.36)	.28	1.59	1.09	1.03
Total from investment operations	(.28)	.37	1.68	1.18	1.12
Distributions from net investment income	(.07)	(.09)	(.08)	(.10)	(.06)
Distributions from net realized gain	(.61)	(.66)	(.13)	-	-
Total distributions	(.68)	(.75)	(.21)	(.10)	(.06)
Net asset value, end of period	$ 12.27	$ 13.23	$ 13.61	$ 12.14	$ 11.06
Total Return B, C, D	(2.16)%	2.79%	14.05%	10.73%	11.24%
Ratios to Average Net Assets F, I
Expenses before reductions	1.91% A	1.91%	1.96%	1.96%	1.99% A
Expenses net of fee waivers, if any	1.91% A	1.91%	1.96%	1.95%	1.95% A
Expenses net of all reductions	1.91% A	1.91%	1.96%	1.93%	1.92% A
Net investment income (loss)	1.25% A	.67%	.70%	.81%	.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,373	$ 37,288	$ 23,992	$ 19,744	$ 13,457
Portfolio turnover rate G	108% A	90%	125%	64%	66% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period December 23, 2003 (commencement of operations) to November 30, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 13.23	$ 13.61	$ 12.15	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.10	.10	.10	.09
Net realized and unrealized gain (loss)	(.35)	.27	1.58	1.09	1.03
Total from investment operations	(.27)	.37	1.68	1.19	1.12
Distributions from net investment income	(.08)	(.09)	(.09)	(.10)	(.06)
Distributions from net realized gain	(.61)	(.66)	(.13)	-	-
Total distributions	(.69)	(.75)	(.22)	(.10)	(.06)
Net asset value, end of period	$ 12.27	$ 13.23	$ 13.61	$ 12.15	$ 11.06
Total Return B, C, D	(2.14)%	2.84%	14.05%	10.85%	11.24%
Ratios to Average Net Assets F, I
Expenses before reductions	1.86% A	1.85%	1.89%	1.90%	1.94% A
Expenses net of fee waivers, if any	1.86% A	1.85%	1.89%	1.90%	1.94% A
Expenses net of all reductions	1.86% A	1.85%	1.88%	1.87%	1.92% A
Net investment income (loss)	1.30% A	.74%	.78%	.86%	.93% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 93,152	$ 106,122	$ 75,301	$ 49,713	$ 28,795
Portfolio turnover rate G	108% A	90%	125%	64%	66% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period December 23, 2003 (commencement of operations) to November 30, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Dividend and Income

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.33	$ 13.70	$ 12.22	$ 11.11	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.14	.25	.24	.22	.19
Net realized and unrealized gain (loss)	(.35)	.27	1.60	1.11	1.04
Total from investment operations	(.21)	.52	1.84	1.33	1.23
Distributions from net investment income	(.14)	(.23)	(.23)	(.22)	(.12)
Distributions from net realized gain	(.61)	(.66)	(.13)	-	-
Total distributions	(.75)	(.89)	(.36)	(.22)	(.12)
Net asset value, end of period	$ 12.37	$ 13.33	$ 13.70	$ 12.22	$ 11.11
Total Return B, C	(1.59)%	3.92%	15.33%	12.08%	12.32%
Ratios to Average Net Assets E, H
Expenses before reductions	.80% A	.79%	.80%	.82%	.90% A
Expenses net of fee waivers, if any	.80% A	.79%	.80%	.82%	.90% A
Expenses net of all reductions	.79% A	.78%	.79%	.79%	.87% A
Net investment income (loss)	2.36% A	1.80%	1.87%	1.94%	1.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 865,711	$ 1,172,143	$ 1,075,348	$ 798,113	$ 476,032
Portfolio turnover rate F	108% A	90%	125%	64%	66% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 23, 2003 (commencement of operations) to November 30, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.31	$ 13.68	$ 12.21	$ 11.11	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.14	.24	.23	.22	.19
Net realized and unrealized gain (loss)	(.35)	.28	1.59	1.10	1.04
Total from investment operations	(.21)	.52	1.82	1.32	1.23
Distributions from net investment income	(.14)	(.23)	(.22)	(.22)	(.12)
Distributions from net realized gain	(.61)	(.66)	(.13)	-	-
Total distributions	(.75)	(.89)	(.35)	(.22)	(.12)
Net asset value, end of period	$ 12.35	$ 13.31	$ 13.68	$ 12.21	$ 11.11
Total Return B, C	(1.60)%	3.94%	15.24%	11.98%	12.38%
Ratios to Average Net Assets E, H
Expenses before reductions	.82% A	.81%	.82%	.83%	.88% A
Expenses net of fee waivers, if any	.82% A	.81%	.82%	.83%	.88% A
Expenses net of all reductions	.81% A	.80%	.82%	.81%	.85% A
Net investment income (loss)	2.34% A	1.78%	1.84%	1.93%	2.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,424	$ 36,369	$ 13,771	$ 9,798	$ 4,973
Portfolio turnover rate F	108% A	90%	125%	64%	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 23, 2003 (commencement of operations) to November 30, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2008 (Unaudited)

1. Organization.

Fidelity Strategic Dividend & Income Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Strategic Dividend & Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, monitoring changes in interest rates and credit quality, reviewing developments in foreign markets by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

A summary of the inputs used as of May 31, 2008, in valuing the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, certain foreign taxes, partnerships and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 163,292,876
Unrealized depreciation	(115,124,170)
Net unrealized appreciation (depreciation)	$ 48,168,706
Cost for federal income tax purposes	$ 1,275,018,256

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $750,680,626 and $1,039,094,565, respectively.

The Fund realized a gain on the sale of an investment not meeting the investment restrictions of the Fund.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 196,719	$ 16,918
Class T	.25%	.25%	348,002	13,036
Class B	.75%	.25%	166,849	125,357
Class C	.75%	.25%	477,884	144,312
			$ 1,189,454	$ 299,623

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 58,063
Class T	16,734
Class B*	37,304
Class C*	13,408
$ 125,509

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Strategic & Income Fund shares. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 184,589.23
Class T	157,091.23
Class B	49,952.30
Class C	120,617.25
Strategic Dividend and Income	881,491.19
Institutional Class	33,589.21
	$ 1,427,329

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $24,127 for the period.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 14,444,000	3.70%	$ 1,485

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,504 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $79,387.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $7,688 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,097.

During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 190
Strategic Dividend and Income	1,114
Institutional Class	384
$ 1,688

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $27,253, which is recorded in the accompanying Statement of Operations.

Semiannual Report

10. Other - continued

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2008	Year ended November 30, 2007
From net investment income
Class A	$ 1,594,504	$ 1,659,834
Class T	1,242,325	1,803,121
Class B	199,619	207,762
Class C	591,447	656,096
Strategic Dividend and Income	11,555,628	20,174,303
Institutional Class	380,130	460,589
Total	$ 15,563,653	$ 24,961,705
From net realized gain
Class A	$ 7,739,325	$ 3,476,044
Class T	7,183,792	5,864,593
Class B	1,725,962	1,178,860
Class C	4,865,229	3,680,940
Strategic Dividend and Income	52,877,519	52,196,348
Institutional Class	1,650,647	654,684
Total	$ 76,042,474	$ 67,051,469

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2008	Year ended November 30, 2007	Six months ended May 31, 2008	Year ended November 30, 2007
Class A
Shares sold	2,371,735	9,202,276	$ 28,862,932	$ 125,609,242
Reinvestment of distributions	668,550	324,134	8,361,987	4,316,521
Shares redeemed	(2,840,388)	(2,115,549)	(34,261,621)	(28,515,536)
Net increase (decrease)	199,897	7,410,861	$ 2,963,298	$ 101,410,227

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions - continued

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2008	Year ended November 30, 2007	Six months ended May 31, 2008	Year ended November 30, 2007
Class T
Shares sold	736,898	5,412,451	$ 8,980,110	$ 73,116,647
Reinvestment of distributions	603,876	515,154	7,556,845	6,807,283
Shares redeemed	(2,473,798)	(2,728,865)	(29,920,191)	(36,971,413)
Net increase (decrease)	(1,133,024)	3,198,740	$ (13,383,236)	$ 42,952,517
Class B
Shares sold	250,916	1,488,228	$ 3,073,614	$ 20,168,960
Reinvestment of distributions	126,244	84,796	1,577,150	1,114,512
Shares redeemed	(557,274)	(516,972)	(6,695,912)	(6,968,443)
Net increase (decrease)	(180,114)	1,056,052	$ (2,045,148)	$ 14,315,029
Class C
Shares sold	785,758	3,860,667	$ 9,589,956	$ 52,345,524
Reinvestment of distributions	346,831	259,139	4,335,843	3,407,525
Shares redeemed	(1,561,958)	(1,631,836)	(18,849,007)	(22,089,331)
Net increase (decrease)	(429,369)	2,487,970	$ (4,923,208)	$ 33,663,718
Strategic Dividend and Income
Shares sold	5,153,752	40,384,688	$ 62,988,521	$ 548,453,896
Reinvestment of distributions	4,601,777	4,871,099	57,763,846	64,672,261
Shares redeemed	(27,683,263)	(35,835,911)	(334,881,979)	(485,849,599)
Net increase (decrease)	(17,927,734)	9,419,876	$ (214,129,612)	$ 127,276,558
Institutional Class
Shares sold	585,002	2,239,208	$ 7,149,235	$ 30,847,189
Reinvestment of distributions	113,647	40,647	1,424,535	549,750
Shares redeemed	(562,055)	(554,347)	(6,834,513)	(7,534,869)
Net increase (decrease)	136,594	1,725,508	$ 1,739,257	$ 23,862,070

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASDII-USAN-0708
1.802530.104

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Fixed-Income Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 29, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	July 29, 2008